[logo - American Funds(r)]

Prospectus Supplement                                       January 1, 2005

For the following funds with prospectuses dated
February 1, 2004 - December 1, 2004

AMCAP Fund, Inc.
American Balanced Fund, Inc.
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
Capital World Growth and Income Fund, Inc.
The Cash Management Trust of America
EuroPacific Growth Fund
Fundamental Investors, Inc.
The Growth Fund of America, Inc.
The Income Fund of America, Inc.
Intermediate Bond Fund of America
The Investment Company of America
Limited Term Tax-Exempt Bond Fund of America
The New Economy Fund
New Perspective Fund, Inc.
SMALLCAP World Fund, Inc.
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Fund of California
The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia
The Tax-Exempt Money Fund of America
U.S. Government Securities Fund
The U.S. Treasury Money Fund of America
Washington Mutual Investors Fund, Inc.



Items 1, 2 and 3 below apply to the Prospectuses and, where available, to the Retirement Plan Prospectuses of the funds.

 1. Beginning January 12, 2005, the "Purchase and exchange of shares" section of the Prospectus and the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus are amended to include the following:


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors, the fund's distributor, reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.


The fund's Board of Directors/Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from an American Fund (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures, at which time shareholders whose accounts are on the books of intermediaries that have adopted such procedures will be subject to this general purchase blocking policy. Certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase, purchases and redemptions of shares having a value of less than $5,000, retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system, and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.


                     PLEASE READ REVERSE SIDE FOR IMPORTANT
                   information Keep this Supplement with your
                  Prospectus and/or Retirement Plan Prospectus

 2. Beginning January 12, 2005, the paragraph regarding the right of reinvestment (which describes how you can reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution) in the "How to sell shares" section of the Prospectus and the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus is amended to include the following sentence at the end of the paragraph:


You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares."


 3. Beginning February 1, 2005, the last bullet point under "Class A purchases not subject to sales charges" of the "Sales charges" section is deleted. Additionally, the "Individual Retirement Account (IRA) rollovers" section is amended in its entirety to read as follows:

ROLLOVERS FROM RETIREMENT PLANS TO IRAS

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover. Rollover investments to Class A shares from retirement plans will be subject to applicable sales charges. Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares. Rollover investments to Class B, C or F shares will be subject to the terms and conditions generally applicable to investments in these share classes as described in the prospectus and statement of additional information.

Item 4 below applies only to the Prospectuses of the funds (not to Retirement Plan Prospectuses). Prospectuses are available in English and are not currently translated into other languages.

 4. Beginning January 1, 2005, the Summary of the Primary Differences Among Share Classes table in the "Choosing a share class" section is amended to reflect a $50,000 purchase maximum for Class B shares. Additionally, "Purchase minimums and maximums" in the "Purchase and exchange of shares"
     section is amended to reflect the following:


PURCHASE MINIMUMS AND MAXIMUMS

                                        The Cash Management Trust of America;    The Tax-Exempt Fund of California;  All other
                                        The Tax-Exempt Money Fund of America;    The Tax-Exempt Fund of Virginia;    American Funds
                                        The U.S. Treasury Money Fund of America  The Tax-Exempt Fund of Maryland
PURCHASE MINIMUMS FOR
ALL CLASSES OF SHARES

To establish an account                               $1,000                                $1,000                      $250
(if applicable, including retirement
plan and CollegeAmerica accounts)

 With an automatic investment plan                    $1,000                                  $50                       $50

 If applicable, for a retirement plan account          $25                              Not applicable                  $25
 through payroll deduction or an
 employer-sponsored CollegeAmerica account

To add to an account                                   $50                                    $50                       $50

 If applicable, for a retirement plan account          $25                              Not applicable                  $25
  through payroll deduction or an
  employer-sponsored CollegeAmerica account

PURCHASE MAXIMUM PER TRANSACTION                     $50,000                                $50,000                   $50,000
FOR CLASS B SHARES

PURCHASE MAXIMUM PER TRANSACTION                     $500,000                              $500,000                   $500,000
FOR CLASS C SHARES



Due to the current maximum contribution limit for a CollegeAmerica account, the effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares are each $250,000. See the CollegeAmerica Program Description for more information. You are not eligible to purchase Class B, 529-B, C or 529-C shares once your aggregate holdings in all American Funds share classes reach $100,000 in the case of Class B and 529-B shares and $1,000,000 in the case of Class C and 529-C shares. See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding aggregation of accounts and accumulation of holdings.




Lit. No. MFGEBS-606-1204P Litho in USA CGD/CG/9335-S3449

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY

[logo - American Funds(r)]

Prospectus Supplement                                       January 1, 2005

For the following funds with prospectuses dated
February 1, 2004 - December 1, 2004

AMCAP Fund, Inc.
American Balanced Fund, Inc.
American High-Income Municipal Bond Fund, Inc.
American High-Income Trust
The Bond Fund of America, Inc.
Capital World Bond Fund, Inc.
Capital World Growth and Income Fund, Inc.
The Cash Management Trust of America
EuroPacific Growth Fund
Fundamental Investors, Inc.
The Growth Fund of America, Inc.
The Income Fund of America, Inc.
Intermediate Bond Fund of America
The Investment Company of America
Limited Term Tax-Exempt Bond Fund of America
The New Economy Fund
New Perspective Fund, Inc.
SMALLCAP World Fund, Inc.
The Tax-Exempt Bond Fund of America, Inc.
The Tax-Exempt Fund of California
The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia
The Tax-Exempt Money Fund of America
U.S. Government Securities Fund
The U.S. Treasury Money Fund of America
Washington Mutual Investors Fund, Inc.



Items 1, 2 and 3 below apply to the Prospectuses and, where available, to the Retirement Plan Prospectuses of the funds.

 1. Beginning January 12, 2005, the "Purchase and exchange of shares" section of the Prospectus and the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus are amended to include the following:


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors, the fund's distributor, reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.


The fund's Board of Directors/Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from an American Fund (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures, at which time shareholders whose accounts are on the books of intermediaries that have adopted such procedures will be subject to this general purchase blocking policy. Certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase, purchases and redemptions of shares having a value of less than $5,000, retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system, and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.


                     PLEASE READ REVERSE SIDE FOR IMPORTANT
                   information Keep this Supplement with your
                  Prospectus and/or Retirement Plan Prospectus

 2. Beginning January 12, 2005, the paragraph regarding the right of reinvestment (which describes how you can reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution) in the "How to sell shares" section of the Prospectus and the "Purchase, exchange and sale of shares" section of the Retirement Plan Prospectus is amended to include the following sentence at the end of the paragraph:


You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares."


 3. Beginning February 1, 2005, the last bullet point under "Class A purchases not subject to sales charges" of the "Sales charges" section is deleted. Additionally, the "Individual Retirement Account (IRA) rollovers" section is amended in its entirety to read as follows:

ROLLOVERS FROM RETIREMENT PLANS TO IRAS

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover. Rollover investments to Class A shares from retirement plans will be subject to applicable sales charges. Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares. Rollover investments to Class B, C or F shares will be subject to the terms and conditions generally applicable to investments in these share classes as described in the prospectus and statement of additional information.

Item 4 below applies only to the Prospectuses of the funds (not to Retirement Plan Prospectuses). Prospectuses are available in English and are not currently translated into other languages.

 4. Beginning January 1, 2005, the Summary of the Primary Differences Among Share Classes table in the "Choosing a share class" section is amended to reflect a $50,000 purchase maximum for Class B shares. Additionally, "Purchase minimums and maximums" in the "Purchase and exchange of shares"
     section is amended to reflect the following:


PURCHASE MINIMUMS AND MAXIMUMS

                                        The Cash Management Trust of America;    The Tax-Exempt Fund of California;  All other
                                        The Tax-Exempt Money Fund of America;    The Tax-Exempt Fund of Virginia;    American Funds
                                        The U.S. Treasury Money Fund of America  The Tax-Exempt Fund of Maryland
PURCHASE MINIMUMS FOR
ALL CLASSES OF SHARES

To establish an account                               $1,000                                $1,000                      $250
(if applicable, including retirement
plan and CollegeAmerica accounts)

 With an automatic investment plan                    $1,000                                  $50                       $50

 If applicable, for a retirement plan account          $25                              Not applicable                  $25
 through payroll deduction or an
 employer-sponsored CollegeAmerica account

To add to an account                                   $50                                    $50                       $50

 If applicable, for a retirement plan account          $25                              Not applicable                  $25
  through payroll deduction or an
  employer-sponsored CollegeAmerica account

PURCHASE MAXIMUM PER TRANSACTION                     $50,000                                $50,000                   $50,000
FOR CLASS B SHARES

PURCHASE MAXIMUM PER TRANSACTION                     $500,000                              $500,000                   $500,000
FOR CLASS C SHARES



Due to the current maximum contribution limit for a CollegeAmerica account, the effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares are each $250,000. See the CollegeAmerica Program Description for more information. You are not eligible to purchase Class B, 529-B, C or 529-C shares once your aggregate holdings in all American Funds share classes reach $100,000 in the case of Class B and 529-B shares and $1,000,000 in the case of Class C and 529-C shares. See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding aggregation of accounts and accumulation of holdings.




Lit. No. MFGEBS-606-1204P Litho in USA CGD/CG/9335-S3449

                          FUNDAMENTAL INVESTORS, INC.

                                     Part B
                      Statement of Additional Information

                                 March 1, 2004

                      as supplemented January 1, 2005


This document is not a prospectus but should be read in conjunction with the current prospectus of Fundamental Investors, Inc. (the "fund or "FI") dated March 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                          Fundamental Investors, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                 (415) 421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        5
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        7
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Shareholder Account Services and Privileges . . . . . . . . . . . .       41
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       44
General Information . . . . . . . . . . . . . . . . . . . . . . . .       45
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       49
Financial Statements





                         Fundamental Investors - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

..    The fund may invest up to 5% of its assets in straight debt securities
     (i.e, not convertible into equity) rated Ba or below by Moody's Investors Service, Inc. ("Moody's") and BB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES

..    The fund may invest up to 30% of its assets in securities of issuers that are domiciled outside the United States and not included in the S&P 500 Composite Index.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


                         Fundamental Investors - Page 2

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve additional risks, caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


                         Fundamental Investors - Page 3

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (for example, short-term notes up to 12 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected


                         Fundamental Investors - Page 4
banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 31% and 38%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1.    borrow money or securities;

2.    buy securities "on margin";

3.    effect "short sales" of securities;

4.    mortgage, pledge or hypothecate securities;


                         Fundamental Investors - Page 5

5. lend money or securities (but the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);

6. invest in the securities of any issuer which, including predecessors, has a record of less than three years continuous operation;

7. invest in the securities of any issuer if any officer or director of the fund owns more than 1/2 of 1% of the securities of that issuer or if the fund's officers and directors together own more than 5% of the securities of that issuer;

8. invest any of its assets in the securities of any managed investment trust or of any other managed investment company;

9. invest more than 5% of its total assets at the market value at the time of investment in securities of any one issuer, or hold more than 10% of such securities of any one issuer, but these limitations do not apply to obligations of or guaranteed by the U.S.;

10.   purchase or sell real estate;

11.   purchase or sell commodities or commodity contracts;

12.   act as underwriter of securities issued by other persons;

13. make investments in other companies for the purpose of exercising control or management;

14. concentrate its investments in any one industry or group of industries, but may invest up to 25% of its assets in any one industry.

Notwithstanding investment restriction number 8, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.


For purposes of investment restriction number 14, the fund will not invest 25% or more (rather than more than 25%) of its total assets in the securities of issuers in the same industry.


NON-FUNDAMENTAL POLICIES - The following policies may be changed without shareholder approval:


1. The fund will not invest in puts or calls; or invest more than 10% of the value of its total assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities for which there is no active and substantial market).

2. No officer or director of the fund may sell portfolio securities to the fund or buy portfolio securities from it.

3.   The fund may not issue senior securities, except as permitted by the 1940
Act.


                         Fundamental Investors - Page 6

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                     YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION      ELECTED                                          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato      Director       2003        Chairman of the Board and CEO,            4            Ducommun Incorporated
 Age: 57                                            Ducommun Incorporated
                                                    (aerospace components
                                                    manufacturer)
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox           Director       1998        Managing General Partner, Fox             7            Crompton Corporation
 Age: 66                                            Investments LP; former
                                                    Professor, University of
                                                    California; retired President
                                                    and CEO, Foster Farms (poultry
                                                    producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Director       1998        Co-founder, VentureThink LLC              6            None
 Age: 56                                            (developed and managed
                                                    e-commerce businesses) and
                                                    Versura Inc. (education loan
                                                    exchange); former Treasurer,
                                                    The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald        Director       1998        The IBJ Professor of Finance,             8            iStar Financial, Inc.;
 Age: 66                                            Graduate School of Business,                           Plum Creek Timber Co.;
                                                    Stanford University                                    Scholastic Corporation;
                                                                                                           Varian, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale           Director       1985        President, The Lovejoy                    5            None
 Age: 69                                            Consulting Group, Inc. (a pro
                                                    bono consulting group advising
                                                    nonprofit organizations)
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs          Director       1989        Chairman of the Board and                 4            None
 Age: 69                                            President Emeritus, Keck
                                                    Graduate Institute of Applied
                                                    Life Sciences
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf,      Director       1998        Private investor; corporate               6            Crompton Corporation;
 Ph.D.                                              director; lecturer, Department                         First Energy
 Age: 69                                            of Molecular Biology,                                  Corporation; National
                                                    Princeton University                                   Life Holding Co.
-----------------------------------------------------------------------------------------------------------------------------------



                         Fundamental Investors - Page 7

                                                     PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST           PAST 5 YEARS AND
                                        ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                        POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND              DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 James F.              Chairman of        1998        President and Director,                  3            None
 Rothenberg            the Board                      Capital Research and
                                                      Management Company; Director,
                                                      American Funds Distributors,
 Age: 57                                              Inc.*; Director, American
                                                      Funds Service Company*;
                                                      Director, The Capital Group
                                                      Companies, Inc.*;Director,
                                                      Capital Group Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Dina N. Perry         President          1994        Senior Vice President,                   1            None
                                                      Capital Research and
                                                      Management Company; Director,
 Age: 58                                              Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------




                         Fundamental Investors - Page 8

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                             POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                             WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford           Senior Vice                1994          Senior Vice President and Director, Capital Research and
                             President                              Management Company
 Age: 57
----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.        Senior Vice                1994          Executive Vice President and Director, Capital Research and
                             President                              Management Company; Director, The Capital Group Companies,
 Age: 55                                                            Inc.*; Director, American Funds Distributors, Inc.*
----------------------------------------------------------------------------------------------------------------------------------
 Michael T. Kerr           Senior Vice                1995          Senior Vice President, Capital Research Company*
                             President
 Age: 44
----------------------------------------------------------------------------------------------------------------------------------
 Martin Romo           Senior Vice President          1999          Executive Vice President and Director, Capital Research
                                                                    Company*
 Age: 36
----------------------------------------------------------------------------------------------------------------------------------
 Ronald B. Morrow         Vice President              2004          Senior Vice President, Capital Research Company*

 Age: 58
----------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan             Secretary             1989-1998        Vice President - Fund Business Management Group, Capital
                                                      2000          Research and Management Company
 Age: 45
----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson           Treasurer                1998          Vice President - Fund Business Management Group, Capital
                                                                    Research and Management Company
 Age: 35
----------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett     Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
                                                                    Research and Management Company
 Age: 37
----------------------------------------------------------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed, except Ronald B. Morrow and Martin Romo, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                         Fundamental Investors - Page 9

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2003

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Joseph C. Berenato           $1 - $10,000/2/           $50,001 - $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                  Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones           $ 10,001  - $50,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Gail L. Neale               $50,001 - $100,000            Over 100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                 Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf          $ 10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Dina N. Perry                  Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James F. Rothenberg            Over $100,000              Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Shares owned as of January 26, 2004
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION - No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays to Directors who are not affiliated with the investment adviser: (a) fees of $2,000 for each Board of Directors meeting attended, (b) $1,000 for each meeting attended as a member of a committee of the Board of Directors and (c) annual fees of either $16,000 (if the Director also receives compensation as a member of the Board of another fund advised by the investment adviser and the other Board typically meets separately from the fund's Board of Directors), or $50,000 (for all other unaffiliated Directors), a pro rata portion of which is paid by the fund and another fund whose Board meets jointly with the fund's Board of Directors.


The payment by the fund to certain unaffiliated Directors of a larger per fund annual fee reflects the significant time and labor commitment required of any mutual fund Board member overseeing even one fund.


The Nominating Committee of the Board of Directors, a Committee comprised exclusively of Directors not affiliated with the investment adviser, reviews Director compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating Committee considers a number of factors, including operational, regulatory and other developments affecting the scope and complexity of the Board's oversight obligations, as well as


                        Fundamental Investors - Page 10
comparative industry data. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003

                                                                                                     TOTAL COMPENSATION (INCLUDING
                                                                          AGGREGATE COMPENSATION          VOLUNTARILY DEFERRED
                                                                          (INCLUDING VOLUNTARILY            COMPENSATION/1/)
                                                                         DEFERRED COMPENSATION/1/)     FROM ALL FUNDS MANAGED BY
                                                                              FROM THE FUND        CAPITAL RESEARCH AND MANAGEMENT
                                NAME                                                                COMPANY OR ITS AFFILIATES/2/
 -----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato/3//,4/                                                        $ 2,334                       $ 54,584
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox/3/                                                                  28,500                        198,500
------------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones                                                                  28,625                        171,540
------------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald/3/                                                               26,000                        270,500
------------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale/3/                                                                  23,750                         96,500
------------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs/3/                                                                 25,000                        108,000
------------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                                                              27,500                        161,000
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors. Compensation for the fiscal year ended December 31, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Joseph C. Berenato ($2,442), Robert A. Fox ($144,906), John G. McDonald ($164,992), Gail L. Neale
  ($18,610), Henry E. Riggs ($291,988) and Patricia K. Woolf ($62,873). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.
4 Elected effective December 11, 2003.

As of February 1, 2004, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS - The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on October 17, 1932 and reincorporated in Maryland on February 1, 1990. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


                        Fundamental Investors - Page 11

Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's retirement plan prospectus and retirement plan statement of additional information.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS - The fund has an Audit Committee comprised of Joseph C. Berenato, Robert A. Fox, Leonade D. Jones and John G. McDonald, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Two Audit Committee meetings were held during the 2003 fiscal year.


                        Fundamental Investors - Page 12

The fund has a Governance and Contracts Committee comprised of Joseph C. Berenato, Robert A. Fox, Leonade D. Jones, John G. McDonald, Gail L. Neale, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, Gail L. Neale and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Five Nominating Committee meetings were held during the 2003 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2003 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2004:


                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        16.63%
 201 Progress Pkwy.                                  Class B        11.04
 Maryland Hts., MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S For the Sole Benefit of Its Customers        Class B         5.44
 4800 Deer Lake Dr. E, Fl. 2                         Class C        12.92
 Jacksonville, FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc.                       Class C        12.46
 333 W. 34th St.
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                           Class F         5.45
 101 Montgomery St.
 San Francisco, CA  94104-4122
----------------------------------------------------------------------------



                        Fundamental Investors - Page 13

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until August 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


In approving the renewal of the Agreement for the current period, the Committee gave consideration to a wide variety of factors, including, among others the high quality of the services provided by the investment adviser, the financial strength and stability of the investment adviser, the generally excellent relative investment results of the fund, the overall reasonableness of the management fees and comparative expense ratios of the fund, the depth, quality and integrity of the investment adviser and its personnel and its longstanding commitment to excellence. Based on their review, the Committee and the Board concluded that the advisory fees and expenses of


                        Fundamental Investors - Page 14
the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the investment adviser receives a monthly fee which is based on average daily net assets and is calculated at an annual rate of 0.39% on the first $1 billion of the fund's net assets, plus 0.336% on net assets over $1 billion to $2 billion, plus 0.30% on net assets over $2 billion to $3 billion, plus 0.276% on net assets over $3 billion to $5 billion, plus 0.27% on net assets over $5 billion to $8 billion, plus 0.258% on net assets over $8 billion to $13 billion, plus 0.252% on net assets over $13 billion to $17 billion, plus 0.250% on net assets over $17 billion to $21 billion, plus 0.245% on net assets over $21 billion to $27 billion, plus 0.240% on net assets over $27 billion.


In connection with the approval of the Agreement by the fund's Board of Directors, the investment adviser has agreed to waive any fees to the extent they would exceed those payable under the rate structure contained in its previous agreement. The fee structure referenced above is lower than that in the previous agreement except in the event that the fund's net assets were to fall below $8 billion when fees are equal to, or higher than, that in the previous agreement.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended December 31, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $48,382,000, $51,014,000 and $54,760,000, respectively.


Effective for the period from September 1, 2004 until August 31, 2005, the investment adviser has agreed to waive 5% of the management fees that it is otherwise entitled to receive under the


                        Fundamental Investors - Page 15

Agreement. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and 529 shares will continue in effect until August 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each share class, as applicable.


During the 2003 fiscal period, administrative services fees were:

                                                                       ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------------------------------
                            CLASS C                                             $603,000
--------------------------------------------------------------------------------------------------------
                            CLASS F                                              602,000
--------------------------------------------------------------------------------------------------------
                          CLASS 529-A                                             98,000
--------------------------------------------------------------------------------------------------------
                          CLASS 529-B                                             26,000
--------------------------------------------------------------------------------------------------------
                          CLASS 529-C                                             34,000
--------------------------------------------------------------------------------------------------------
                          CLASS 529-E                                              5,000
--------------------------------------------------------------------------------------------------------
                          CLASS 529-F                                              1,000
--------------------------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal


                        Fundamental Investors - Page 16

Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $ 5,197,000         $24,084,000
                                                  2002              7,494,000          35,357,000
                                                  2001             13,443,000          61,508,000
                 CLASS B                          2003                596,000           3,754,000
                                                  2002              1,823,000           7,373,000
                                                  2001              3,490,000          17,603,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003                181,000             871,000
                                                  2002                226,000           1,076,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                 51,000             277,000
                                                  2002                 50,000             359,000
-----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As


                        Fundamental Investors - Page 17
required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to .25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


                        Fundamental Investors - Page 18

For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $38,778,000                 $3,232,000
------------------------------------------------------------------------------
        CLASS B                   6,809,000                    684,000
------------------------------------------------------------------------------
        CLASS C                   3,117,000                    336,000
------------------------------------------------------------------------------
        CLASS F                     594,000                     63,000
------------------------------------------------------------------------------
      CLASS 529-A                    62,000                      3,000
------------------------------------------------------------------------------
      CLASS 529-B                   123,000                     15,000
------------------------------------------------------------------------------
      CLASS 529-C                   173,000                     21,000
------------------------------------------------------------------------------
      CLASS 529-E                    14,000                      2,000
------------------------------------------------------------------------------
      CLASS 529-F                     1,000                        218
------------------------------------------------------------------------------


OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates and, the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.


                        Fundamental Investors - Page 19

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:


     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG/SunAmerica Group
     American General/Franklin Financial
     Ameritas/The Advisors Group
     AXA Advisors, LLC
     Baird/NMIS Group
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     GE Independent Accountant Network
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network
     InterSecurities, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard/PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments/Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings
     NFP Securities, Inc.
     PacLife Group
     Park Avenue Securities LLC
     Princor/PPI
     ProEquities, Inc.
     Raymond James Group
     RBC Dain Rauscher Inc.
     Securian/C.R.I.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     The O.N. Equity Sales Company


                        Fundamental Investors - Page 20

     UBS Financial Services Inc.
     US Bancorp Piper Jaffray Group
     Wachovia Group
     WS Griffith Securities, Inc.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


                        Fundamental Investors - Page 21

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the


                        Fundamental Investors - Page 22
     fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


                        Fundamental Investors - Page 23

     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as "qualified dividends". Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund on or after May 6, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 15% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


                        Fundamental Investors - Page 24

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.


                        Fundamental Investors - Page 25

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------



The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are available only to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares generally are not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and


                        Fundamental Investors - Page 26
profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are offered only in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all American Funds, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                       FUND NUMBERS
                                                          ----------------------------------------
FUND                                                      CLASS A   CLASS B   CLASS C    CLASS F
--------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                        Fundamental Investors - Page 27

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)


                        Fundamental Investors - Page 28

                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000. . .           5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


The initial sales charge paid by you on investments in Class A shares, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.


The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     . investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and


     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (this particular exception will no longer be available beginning February 1, 2005).



                        Fundamental Investors - Page 29

A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales Charge Reductions and Waivers."

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


                        Fundamental Investors - Page 30

     OTHER PURCHASES

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

(10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.


                        Fundamental Investors - Page 31

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.


There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS 529-E AND CLASS F SALES CHARGE - Class 529-E and F shares are sold with no initial or contingent deferred sales charge.



DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more, and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.



For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


                        Fundamental Investors - Page 32

For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. If the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended. If that happened, no further conversions of Class B or C shares would occur while such suspension remained in effect, and at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a Statement to purchase $1 million or more without a sales charge.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to


                        Fundamental Investors - Page 33
     pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organizations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan
       (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family
       (for example, you own the entire business);


                        Fundamental Investors - Page 34

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     . endowments or foundations established and controlled by you or your immediate family; or

     . CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your


                        Fundamental Investors - Page 35
     individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.


                        Fundamental Investors - Page 36

     For purposes of this paragraph, "account" means:

     . in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     . in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     . in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.



                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


                        Fundamental Investors - Page 37

1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.


Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class


                        Fundamental Investors - Page 38
on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

   - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

   -  Requests must be signed by the registered shareholder(s).

   -  A signature guarantee is required if the redemption is:

   -  Over $75,000;

   -  Made payable to someone other than the registered shareholder(s); or

   - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


    - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.


                        Fundamental Investors - Page 39

    - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

    - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

    - Checks must be made payable to the registered shareholder(s).

    - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

    - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

    - You may establish check writing privileges using an account application.

    - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

    - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money


                        Fundamental Investors - Page 40
market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent. You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares."



FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, beginning on January 12, 2005, certain redemptions may trigger a purchase block lasting 30 calendar days. The following transactions are exempt from this general purchase block policy:


     . Systematic redemptions (e.g., regular periodic automatic redemptions), where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption, will not result in future purchases being prevented.

     . Purchases (including purchases that are part of an exchange transaction) of shares having a value of less than $5,000 will not be prevented.

     . Systematic purchases (e.g., regular periodic automatic transactions, automatic reinvestments of dividends and capital gain distributions, and Statement of Intention escrow share redemptions), where the entity maintaining the shareholder account is able to identify the transaction as a systematic purchase, will not be prevented.

     . Purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations will not be prevented.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


                        Fundamental Investors - Page 41

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into other American Funds at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company


                        Fundamental Investors - Page 42

Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. For more information, see "Telephone and Internet Purchases, Redemptions and Exchanges" below. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of Shares" above). THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of the American Funds under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or


                        Fundamental Investors - Page 43
telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


                        Fundamental Investors - Page 44

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $16,389,000, $22,067,000 and $22,124,000. The decrease in brokerage commissions in 2003 is principally due to a decrease in portfolio transactions.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is: (1) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(3) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of JP Morgan Chase & Co. in the amount of $282,270,000 and Bank of America Corp. in the amount of $56,172,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $19,207,000 for Class A shares and $919,000 for Class B shares for the 2003 fiscal year.


In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the


                        Fundamental Investors - Page 45

Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds, including the fund, have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company


                        Fundamental Investors - Page 46
and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages


                        Fundamental Investors - Page 47
     should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - DECEMBER 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $28.85
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $30.61



                        Fundamental Investors - Page 48

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                        Fundamental Investors - Page 49

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.


                        Fundamental Investors - Page 50

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                        Fundamental Investors - Page 51

INVESTMENT PORTFOLIO, December 31, 2003

[begin pie chart]
                                          Percent of
INDUSTRY DIVERSIFICATION                  Net Assets

Equity securities                             94.92 %
Oil & Gas                                      8.70
Metals & Mining                                5.90
Aerospace & Defense                            5.08
Pharmaceuticals                                5.05
Commercial Banks                               4.98
Other industries                              65.21
Bonds & notes                                  1.16
Cash & equivalents                             3.92

[end pie chart]



                                  Percent
                                   of net
LARGEST EQUITY HOLDINGS            assets

Dow Chemical                         2.67 %
Suncor Energy                        2.12
Altria Group                         2.07
Time Warner                          2.02
Norsk Hydro                          1.89
FleetBoston Financial                1.86
Deere                                1.84
Microsoft                            1.76
Alcoa                                1.64
SBC Communications                   1.61


                                                                                                  Shares or          Market value
EQUITY SECURITIES (COMMON AND PREFERRED STOCKS AND CONVERTIBLE DEBENTURES) - 94.92%        principal amount                 (000)

OIL & GAS  -  8.70%
Suncor Energy Inc. (Canada)                                                                      17,903,010        $      449,165
Norsk Hydro AS (ADR) (Norway)                                                                     3,559,000               219,946
Norsk Hydro AS                                                                                    2,934,600               180,130
LUKoil Holding (ADR) (Russia)                                                                     2,250,000               209,475
Murphy Oil Corp.                                                                                  2,370,000               154,785
Shell Canada Ltd. (Canada)                                                                        3,273,200               154,766
ConocoPhillips                                                                                    1,700,000               111,469
Unocal Corp.                                                                                      1,900,000                69,977
Unocal Capital Trust 6.25% convertible preferred 2026                                         $     450,000                22,950
ChevronTexaco Corp.                                                                               1,000,000                86,390
Burlington Resources Inc.                                                                         1,000,000                55,380
Imperial Oil Ltd. (Canada)                                                                        1,184,778                52,628
Royal Dutch Petroleum Co., New York registered (Netherlands)                                        875,000                45,841
Exxon Mobil Corp.                                                                                   750,000                30,750


METALS & MINING  -  5.90%
Alcoa Inc.                                                                                        9,173,800               348,604
BHP Billiton Ltd. (Australia)                                                                    23,945,030               219,501
Freeport-McMoRan Copper & Gold Inc., Class B                                                      4,973,100               209,517
Rio Tinto PLC (United Kingdom)                                                                    6,500,000               178,866
CONSOL Energy Inc.  (1) (2)                                                                       3,700,000                86,247
Phelps Dodge Corp.  (3)                                                                             965,620                73,474
Inco Ltd. (Canada) (3)                                                                            1,632,300                64,998
Massey Energy Co.                                                                                 2,011,700                41,843
Arch Coal, Inc. 5.00% convertible preferred 2049                                              $     200,000                17,068
BlueScope Steel Ltd. (formerly BHP Steel Ltd.) (Australia)                                        2,113,020                 8,898


AEROSPACE & DEFENSE  -  5.08%
Boeing Co.                                                                                        7,350,000               309,729
Raytheon Co.                                                                                      7,592,732               228,086
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006                                        1,180,000 units          64,050
Northrop Grumman Corp.                                                                            1,150,000               109,940
Northrop Grumman Corp. 7.25% convertible preferred 2004                                             572,690 units          59,388
General Dynamics Corp.                                                                            1,772,900               160,252
Honeywell International Inc.                                                                      1,500,000                50,145
United Technologies Corp.                                                                           525,000                49,754
Bombardier Inc., Class B (Canada)                                                                 7,500,000                31,670
Lockheed Martin Corp.                                                                               248,200                12,757


PHARMACEUTICALS  -  5.05%
AstraZeneca PLC (Sweden)                                                                          2,660,000               129,399
AstraZeneca PLC  (United Kingdom)                                                                 2,000,000                95,590
AstraZeneca PLC (ADR)                                                                             1,676,266                81,098
Sanofi-Synthelabo (France)                                                                        2,850,000               213,566
Eli Lilly and Co.                                                                                 2,850,000               200,440
Bristol-Myers Squibb Co.                                                                          4,350,000               124,410
Merck & Co., Inc.                                                                                 1,700,000                78,540
Schering-Plough Corp.                                                                             3,900,000                67,821
Forest Laboratories, Inc.  (3)                                                                      700,000                43,260
Pfizer Inc                                                                                        1,000,000                35,330


COMMERCIAL BANKS  -  4.98%
FleetBoston Financial Corp.                                                                       9,030,000               394,160
Allied Irish Banks, PLC (Ireland)                                                                12,170,334               194,466
Cullen/Frost Bankers, Inc.                                                                        2,550,000               103,453
KeyCorp                                                                                           3,100,000                90,892
Bank of Ireland (Ireland)                                                                         6,500,000                88,278
Bank of America Corp.                                                                               698,400                56,172
National Bank of Canada (Canada)                                                                  1,405,000                46,790
Comerica Inc.                                                                                       800,000                44,848
St. George Bank Ltd. (Australia)                                                                  2,450,279                35,931


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.33%
SBC Communications Inc.                                                                          13,050,000               340,213
China Telecom Corp. Ltd., Class H (China)                                                       400,000,000               164,895
Verizon Communications Inc.                                                                       4,615,000               161,894
Telecom Italia SpA, nonvoting (Italy) (3)                                                        34,200,000                69,328
Deutsche Telekom AG (Germany) (3)                                                                 2,300,000                41,890
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006               Euro        12,000,000                17,612
Swisscom AG (Switzerland)                                                                     $     167,510                55,041
Telefonica, SA (Spain) (3)                                                                        2,950,000                43,101
AT&T Corp.                                                                                          800,000                16,240
Sprint Corp. - FON Group                                                                            400,000                 6,568


MEDIA  -  4.29%
Time Warner Inc. (formerly AOL Time Warner Inc.) (3)                                             23,815,000               428,432
News Corp. Ltd., preferred (ADR) (Australia)                                                      8,610,000               260,452
Comcast Corp., Class A  (3)                                                                       2,825,500                92,874
Comcast Corp., Class A, special nonvoting stock  (3)                                                500,000                15,640
Dow Jones & Co., Inc.                                                                             1,800,000                89,730
Liberty Media Corp., Class A  (3)                                                                   915,000                10,879
Interpublic Group of Companies, Inc. 1.87% convertible subordinated notes
   2006 (1)                                                                                  $    8,168,000                 7,576
UnitedGlobalCom, Inc., Class A   (1) (2) (3)                                                        225,035                 1,717
Antena 3 Television, SA (Spain) (3)                                                                   9,979                   438


CHEMICALS  -  4.17%
Dow Chemical Co.                                                                                 13,625,000               566,391
E.I. du Pont de Nemours and Co.                                                                   3,000,000               137,670
Shin-Etsu Chemical Co., Ltd. (Japan)                                                              1,940,000                79,110
Air Products and Chemicals, Inc.                                                                  1,300,000                68,679
Lyondell Chemical Co.                                                                             1,450,000                24,577
Potash Corp. of Saskatchewan Inc. (Canada)                                                           69,200                 5,984


MACHINERY  -  4.16%
Deere & Co.                                                                                       5,971,100               388,420
Caterpillar Inc.                                                                                  2,600,000               215,852
Parker Hannifin Corp.                                                                             2,600,000               154,700
Eaton Corp.                                                                                         850,000                91,783
Illinois Tool Works Inc.                                                                            357,200                29,973


INSURANCE  -  3.81%
American International Group, Inc.                                                                3,800,000               251,864
Allstate Corp.                                                                                    3,500,000               150,570
XL Capital Ltd., Class A                                                                          1,825,000               141,529
Irish Life & Permanent PLC (Ireland)                                                              7,000,000               112,466
Chubb Corp. 7.00% convertible preferred 2005                                                      1,200,000 units          34,272
Chubb Corp.                                                                                         300,000                20,430
Aon Corp.                                                                                         1,767,400                42,312
St. Paul Companies, Inc.                                                                            700,000                27,755
21st Century Insurance Group                                                                      1,808,900                24,872


PAPER & FOREST PRODUCTS  -  2.98%
International Paper Co.                                                                           5,275,000               227,405
Weyerhaeuser Co.                                                                                  2,883,000               184,512
Norske Skogindustrier ASA, Class A (Norway)                                                       6,566,900               124,706
Oji Paper Co., Ltd. (Japan)                                                                       6,500,000                41,877
Bowater Inc.                                                                                        700,000                32,417
Georgia-Pacific Corp., Georgia-Pacific Group                                                        698,640                21,427


INDUSTRIAL CONGLOMERATES  -  2.98%
General Electric Co.                                                                              9,150,000               283,467
3M Co.                                                                                            2,500,000               212,575
Tyco International Ltd.                                                                           5,125,000               135,813


SPECIALTY RETAIL  -  2.57%
Lowe's Companies, Inc.                                                                            5,524,900               306,024
Limited Brands, Inc.                                                                             13,200,000               237,996


ELECTRIC UTILITIES  -  2.31%
Dominion Resources, Inc.                                                                          4,590,000               292,980
DTE Energy Co.                                                                                    1,606,900                63,312
American Electric Power Co., Inc.                                                                 1,902,100                58,033
TXU Corp.                                                                                         1,167,200                27,686
FirstEnergy Corp.                                                                                   569,200                20,036
E.ON AG (Germany)                                                                                   300,000                19,483
Entergy Corp.                                                                                       150,000                 8,570


MULTI-UTILITIES & UNREGULATED POWER  -  2.15%
Duke Energy Corp.                                                                                10,275,000               210,124
Questar Corp.                                                                                     3,000,000               105,450
Public Service Enterprise Group Inc.                                                              1,480,000                64,824
Constellation Energy Group, Inc.                                                                  1,500,000                58,740
El Paso Corp.                                                                                     2,100,000                17,199


COMPUTERS & PERIPHERALS  -  2.14%
International Business Machines Corp.                                                             2,225,000               206,213
Sun Microsystems, Inc.  (3)                                                                      21,000,000                94,290
NEC Corp. (Japan)                                                                                11,516,000                84,593
Hewlett-Packard Co.                                                                               3,000,000                68,910


TOBACCO  -  2.07%
Altria Group, Inc.                                                                                8,050,000               438,081


FOOD PRODUCTS  -  1.94%
Unilever NV, New York registered (Netherlands)                                                    4,100,000               266,090
Sara Lee Corp.                                                                                    3,375,000                73,271
General Mills, Inc.                                                                               1,404,200                63,610
Kraft Foods Inc., Class A                                                                           200,000                 6,444
H.J. Heinz Co.                                                                                       70,000                 2,550


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.89%
Texas Instruments Inc.                                                                           11,353,424               333,564
Maxim Integrated Products, Inc.                                                                     701,600                34,940
Linear Technology Corp.                                                                             500,000                21,035
ASML Holding NV 5.50% convertible notes 2010                                        Euro          6,000,000                10,760


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.88%
Sanmina Corp. 0% convertible subordinated debentures 2020                                   $   166,000,000                85,075
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                             $   54,500,000                51,775
Agilent Technologies, Inc.   (3)                                                                  3,700,000               108,188
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (4)                             $   15,074,000                16,544
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (1)  (4)                        $   10,370,000                11,381
Hitachi, Ltd. (Japan)                                                                            14,824,000                89,157
Solectron Corp. 7.25% ACES convertible preferred 2004                                             1,200,000 units          20,016
Murata Manufacturing Co., Ltd. (Japan)                                                              300,000                16,172


SOFTWARE  -  1.76%
Microsoft Corp.                                                                                  13,565,000               373,580


IT SERVICES  -  1.59%
Automatic Data Processing, Inc.                                                                   5,375,000               212,904
Sabre Holdings Corp., Class A                                                                     2,645,304                57,112
Electronic Data Systems Corp.                                                                     1,400,000                34,356
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                                             279,600 units           6,411
Ceridian Corp.  (3)                                                                               1,200,000                25,128


COMMUNICATIONS EQUIPMENT  -  1.57%
Cisco Systems, Inc.  (3)                                                                          7,000,000               170,030
Motorola, Inc.                                                                                    8,000,000               112,560
Motorola, Inc. 7.00% convertible preferred 2004                                                     800,000 units          34,744
Corning Inc.  (3)                                                                                 1,520,000                15,854


AUTOMOBILES  -  1.41%
Toyota Motor Corp. (Japan)                                                                        6,000,000               202,216
General Motors Corp.                                                                              1,800,000                96,120


ENERGY EQUIPMENT & SERVICES  -  1.41%
Halliburton Co.                                                                                   7,500,000               195,000
Baker Hughes Inc.                                                                                 3,200,000               102,912


CAPITAL MARKETS  -  1.33%
J.P. Morgan Chase & Co.                                                                           7,685,000               282,270


ELECTRICAL EQUIPMENT  -  1.31%
Emerson Electric Co.                                                                              4,300,000               278,425


MULTILINE RETAIL  -  1.30%
Target Corp.                                                                                      4,890,000               187,776
May Department Stores Co.                                                                         3,000,000                87,210


BEVERAGES  -  1.18%
Anheuser-Busch Companies, Inc.                                                                    1,700,000                89,556
PepsiCo, Inc.                                                                                     1,800,000                83,916
Coca-Cola Co.                                                                                     1,500,000                76,125


THRIFTS & MORTGAGE FINANCE  -  0.97%
Fannie Mae                                                                                        2,117,800               158,962
Independence Community Bank Corp.                                                                 1,295,900                46,614


CONTAINERS & PACKAGING  -  0.81%
Temple-Inland Inc. (5)                                                                            2,750,000               172,343


ROAD & RAIL  -  0.81%
Union Pacific Corp.                                                                               1,500,000               104,220
Burlington Northern Santa Fe Corp.                                                                2,100,000                67,935


FOOD & STAPLES RETAILING  -  0.61%
Walgreen Co.                                                                                      3,345,000               121,691
SYSCO Corp.                                                                                         200,000                 7,446


AUTO COMPONENTS  -  0.57%
Magna International Inc., Class A (Canada)                                                        1,000,000                80,050
Dana Corp.                                                                                        2,215,300                40,651


GAS UTILITIES  -  0.57%
NiSource Inc.                                                                                     2,800,000                61,432
KeySpan Corp.                                                                                     1,584,000                58,291


AIR FREIGHT & LOGISTICS  -  0.53%
United Parcel Service, Inc., Class B                                                              1,500,000               111,825


REAL ESTATE  -  0.46%
Equity Residential                                                                                2,850,000                84,104
MI Developments Inc., Class A (Canada) (3)                                                          500,000                13,960


HEALTH CARE PROVIDERS & SERVICES  -  0.40%
HCA Inc.                                                                                          1,000,000                42,960
CIGNA Corp.                                                                                         725,000                41,688


WIRELESS TELECOMMUNICATION SERVICES  -  0.35%
Vodafone Group PLC (United Kingdom)                                                              30,175,000                74,533


AIRLINES  -  0.32%
Continental Airlines, Inc., Class B  (3)                                                          2,675,000                43,522
Southwest Airlines Co.                                                                            1,500,000                24,210


OTHER  -  0.41%
Amgen Inc.  (3)                                                                                     500,000                30,900
Allied Waste Industries, Inc., Series C, 6.25% convertible preferred 2006                     $     360,000                27,540
InterActiveCorp  (3)                                                                                456,000                15,472
Avon Products, Inc.                                                                                 170,000                11,473
Colgate-Palmolive Co.                                                                                10,000                   501


MISCELLANEOUS  -  1.87%
Other equity securities in initial period of acquisition                                                                  396,852


TOTAL EQUITY SECURITIES (cost: $16,872,105,000)                                                                        20,107,307




                                                                                           Principal amount
BONDS & NOTES - 1.16%                                                                                 (000)

AIRLINES  -  0.75%
Northwest Airlines, Inc.:
 8.875% 2006                                                                                   $     58,185                53,094
 7.625% 2005                                                                                         37,860                37,103
 9.875% 2007                                                                                         15,335                14,032
 7.875% 2008                                                                                         16,566                13,874
 8.52% 2004                                                                                           5,000                 5,050
Continental Airlines, Inc. 8.00% 2005                                                                28,600                27,956
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016 (6)                                               11,500                 8,740


MEDIA  -  0.26%
Charter Communications Holdings, LLC 8.25% 2007                                                      50,000                47,250
Time Warner Inc. 10.15% 2012                                                                          6,000                 8,021


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.15%
Comcast UK Cable Partners Ltd. 11.20% 2007                                                           19,570                19,864
AT&T Corp. 6.50% 2006 (1) (4)                                                       Euro              8,950                12,048



TOTAL BONDS & NOTES (cost: $226,029,000)                                                                                  247,032





SHORT-TERM SECURITIES - 3.82%

CORPORATE SHORT-TERM NOTES  -  3.15%
CAFCO, LLC 1.07%-1.09% due 1/22-1/28/2004 (1)                                                  $     79,700                79,641
Coca-Cola Co. 1.01%-1.03% due 1/26-3/5/2004                                                          72,000                71,918
Park Avenue Receivables Corp. 1.08%-1.09% due 1/9-1/29/2004 (1)                                      60,999                60,971
Procter & Gamble Co. 1.02%-1.05% due 1/9-2/9/2004 (1)                                                55,000                54,959
Pfizer Inc 1.02%-1.03% due 1/16-1/28/2004 (1)                                                        54,200                54,170
Receivables Capital Corp. 1.07%-1.08% due 1/20-2/3/2004 (1)                                          50,000                49,958
Edison Asset Securitization LLC 1.07%-1.08% due 1/8-2/17/2004 (1)                                    49,100                49,044
Preferred Receivables Funding Corp. 1.08% due 1/29-2/5/2004 (1)                                      47,611                47,568
E.I. DuPont de Nemours & Co. 1.04%-1.05% due 1/23-1/27/2004                                          45,000                44,966
BellSouth Corp. 1.01%-1.03% due 1/7-1/21/2004 (1)                                                    35,200                35,187
Netjets Inc. 1.06%-1.07% due 1/12-2/10/2004 (1)                                                      33,600                33,575
Verizon Network Funding Corp. 1.02%-1.03% due 1/22-2/11/2004                                         25,000                24,979
Merck & Co. Inc. 1.01% due 1/20/2004                                                                 21,018                21,006
Caterpillar Financial Serivces Corp. 1.01% due 3/4/2004                                              20,000                19,964
Harley-Davidson Funding Corp. 1.01%-1.05% due 1/2-1/15/2004 (1)                                      14,500                14,496
Johnson Controls Inc. 0.94% due 1/2/2004 (1)                                                          5,000                 5,000


U.S. TREASURIES  -  0.34%
U.S. Treasury Bills 0.87%-0.93% due 2/12-2/19/2004                                                   72,100                72,026


CERTIFICATES OF DEPOSIT  -  0.18%
Wells Fargo & Co. 1.04%-1.07% due 1/9-1/13/2004                                                      38,000                38,000


FEDERAL AGENCY DISCOUNT NOTES  -  0.15%
International Bank for Reconstruction and Development 1.01% due 2/6/2004                             26,100                26,073
Student Loan Marketing Assn. 1.00% due 1/13/2004                                                      5,300                 5,298



TOTAL SHORT-TERM SECURITIES (cost: $808,795,000)                                                                          808,799


TOTAL INVESTMENT SECURITIES (cost: $17,906,929,000)                                                                    21,163,138
OTHER ASSETS LESS LIABILITIES                                                                                              20,899

NET ASSETS                                                                                                            $21,184,037

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Security did not produce income during the last 12 months.
(4) Coupon rate may change periodically.
(5) The fund owns 5.07% of the outstanding voting securities of Temple-Inland Inc., and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(6) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts

See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES         (dollars and shares in thousands,
at December 31, 2003                                except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $17,786,564)                                                    $20,990,795
  Affiliated issuers (cost: $120,365)                                                             172,343          $21,163,138
 Cash                                                                                                                      184
 Receivables for:
  Sales of investments                                                                             10,918
  Sales of fund's shares                                                                           28,061
  Dividends and interest                                                                           39,234               78,213
                                                                                                                    21,241,535
LIABILITIES:
 Payables for:
  Purchases of investments                                                                         12,832
  Repurchases of fund's shares                                                                     32,289
  Investment advisory services                                                                      4,711
  Services provided by affiliates                                                                   6,294
  Deferred Directors' compensation                                                                  1,145
  Other fees and expenses                                                                             227               57,498
NET ASSETS AT DECEMBER 31, 2003                                                                                    $21,184,037

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                        $19,291,562
 Undistributed net investment income                                                                                    65,000
 Accumulated net realized loss                                                                                      (1,429,024)
 Net unrealized appreciation                                                                                         3,256,499
NET ASSETS AT DECEMBER 31, 2003                                                                                    $21,184,037

TOTAL AUTHORIZED CAPITAL STOCK - 1,000,000 SHARES, $1.00 PAR VALUE

                                                                                                            Net asset
                                                           Net assets         Shares outstanding      value per share
                                                                                                                  (1)
Class A                                                    $19,211,574                   665,890               $28.85
Class B                                                        836,257                    29,039                28.80
Class C                                                        413,527                    14,371                28.78
Class F                                                        310,658                    10,771                28.84
Class 529-A                                                     88,073                     3,054                28.84
Class 529-B                                                     18,648                       647                28.83
Class 529-C                                                     26,786                       929                28.83
Class 529-E                                                      4,447                       154                28.83
Class 529-F                                                      1,116                        39                28.82
Class R-1                                                        2,122                        74                28.79
Class R-2                                                       45,068                     1,566                28.77
Class R-3                                                       65,698                     2,280                28.82
Class R-4                                                       47,539                     1,649                28.83
Class R-5                                                      112,524                     3,899                28.86
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $30.61 and
    $30.60, respectively.


See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended December 31, 2003                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $8,769; also includes
            $3,485 from affiliates)                                                               $409,558
  Interest                                                                                          73,821             $483,379

 Fees and expenses:
  Investment advisory services                                                                      48,382
  Distribution services                                                                             50,115
  Transfer agent services                                                                           20,126
  Administrative services                                                                            1,703
  Reports to shareholders                                                                              678
  Registration statement and prospectus                                                                341
  Postage, stationery and supplies                                                                   2,172
  Directors' compensation                                                                              354
  Auditing and legal                                                                                    84
  Custodian                                                                                          1,002
  State and local taxes                                                                                  1
  Other                                                                                                187
  Total expenses before reimbursement                                                              125,145
   Reimbursement of expenses                                                                           126              125,019
 Net investment income                                                                                                  358,360

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
  Investments                                                                                     (602,732)
  Non-U.S. currency transactions                                                                      (764)            (603,496)
 Net unrealized appreciation on:
  Investments                                                                                    5,356,632
  Non-U.S. currency translations                                                                        51            5,356,683
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                              4,753,187
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                     $5,111,547



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                        Year ended December 31
                                                                                                       2003                 2002
OPERATIONS:
 Net investment income                                                                             $358,360             $306,427
 Net realized loss on investments and
  non-U.S. currency transactions                                                                   (603,496)            (425,234)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                               5,356,683           (3,522,999)
  Net increase (decrease) in net assets
   resulting from operations                                                                      5,111,547           (3,641,806)

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                          (283,809)            (362,738)

CAPITAL SHARE TRANSACTIONS                                                                          (69,713)              90,287

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           4,758,025           (3,914,257)

NET ASSETS:
 Beginning of year                                                                               16,426,012           20,340,269
 End of year (including
  undistributed (distributions in excess of)
  net investment income: $65,000 and $(19,176),
  respectively)                                                                                 $21,184,037          $16,426,012



See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      SHARE CLASS       INITIAL SALES CHARGE CONTINGENT DEFERRED SALES         CONVERSION FEATURE
                                               CHARGE UPON REDEMPTION
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                              initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to zero for      Classes B and 529-B
                                               redemptions within six years      convert to classes A and
                                               of purchase                       529-A, respectively,
                                                                                 after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.


2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; scheduled interest payments not received; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of December 31, 2003, the cost of investment securities for federal income tax purposes was $17,921,825,000.

During the year ended December 31, 2003, the fund reclassified $9,625,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                      $  66,238
Loss deferrals related to non-U.S. currency that were realized during the
  period November 1, 2003 through December 31, 2003                                                              (93)
Short-term and long-term capital loss deferrals                                                           (1,414,128)
Gross unrealized appreciation on investment securities                                                      4,287,323
Gross unrealized depreciation on investment securities                                                    (1,046,010)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $95,779,000, $577,387,000 and $740,962,000 expiring in 2009,
2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

                                                                                                YEAR ENDED DECEMBER 31
Share class                                                                      2003                                    2002(1)
Class A                                                                       $ 267,613                                $ 345,886
Class B                                                                           6,070                                    8,215
Class C                                                                           2,626                                    3,168
Class F                                                                           3,841                                    3,838
Class 529-A                                                                         962                                      482
Class 529-B                                                                          89                                       64
Class 529-C                                                                         127                                       90
Class 529-E                                                                          35                                       15
Class 529-F                                                                           8                                        2
Class R-1                                                                             7                                        1
Class R-2                                                                           213                                       49
Class R-3                                                                           477                                       78
Class R-4                                                                           415                                       43
Class R-5                                                                         1,326                                      807
Total                                                                         $ 283,809                                $ 362,738


(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.246% on such assets in excess of $27 billion. For the year ended December 31, 2003, the investment advisory services fee was $48,382,000, which was equivalent to an annualized rate of 0.275% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         SHARE CLASS                                       CURRENTLY APPROVED LIMITS            PLAN LIMITS
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, and R-3, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended December 31, 2003, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           SHARE CLASS    DISTRIBUTION    TRANSFER AGENT                     ADMINISTRATIVE SERVICES
                            SERVICES         SERVICES
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          TRANSFER AGENT      COMMONWEALTH OF
                                                             ADMINISTRATIVE        SERVICES             VIRGINIA
                                                                SERVICES                         SERVICES ADMINISTRATIVE
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $38,778          $19,207        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          6,809             919          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          3,117          Included             $467                135            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           594           Included              357                 40            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          62           Included              87                  11                 $ 58
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         123           Included              18                  8                   12
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         173           Included              26                  8                   17
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          14           Included               4                  1                    1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          1            Included               1                 -*                    3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           9            Included               1                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          182           Included              40                 177            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          190           Included              59                  57            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           63           Included              38                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              70                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $50,115          $20,126            $1,168              $444                 $91
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $188,000 in current fees (either paid in cash or deferred) and a net increase of $166,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                     Reinvestments of dividends
Share class                                                              Sales(1)                         and distributions
                                                                Amount            Shares               Amount           Shares
Year ended December 31, 2003
Class A                                                    $ 1,760,807            73,050            $ 252,281           10,556
Class B                                                        106,466             4,450                5,861              248
Class C                                                        103,912             4,277                2,524              106
Class F                                                        105,565             4,359                3,347              139
Class 529-A                                                     32,444             1,333                  962               40
Class 529-B                                                      7,209               297                   89                4
Class 529-C                                                     11,156               458                  127                5
Class 529-E                                                      2,001                83                   35                1
Class 529-F                                                        730                30                    8               -*
Class R-1                                                        2,361                97                    7               -*
Class R-2                                                       37,622             1,581                  213                9
Class R-3                                                       57,216             2,436                  461               19
Class R-4                                                       35,621             1,487                  415               17
Class R-5                                                       42,345             1,675                1,097               45
Total net increase
   (decrease)                                              $ 2,305,455            95,613            $ 267,427           11,189

Year ended December 31, 2002(2)
Class A                                                    $ 2,510,082            99,589            $ 325,159           13,445
Class B                                                        196,132             7,724                7,923              335
Class C                                                        161,418             6,407                3,050              130
Class F                                                        135,377             5,446                3,355              141
Class 529-A                                                     44,610             1,774                  482               21
Class 529-B                                                      9,031               362                   64                3
Class 529-C                                                     12,734               508                   90                4
Class 529-E                                                      1,753                72                   15                1
Class 529-F                                                        227                10                    2               -*
Class R-1                                                          179                 8                    1               -*
Class R-2                                                        8,884               402                   49                2
Class R-3                                                       14,900               674                   78                3
Class R-4                                                        7,251               326                   43                2
Class R-5                                                       69,699             2,695                  607               27
Total net increase
   (decrease)                                              $ 3,172,277           125,997            $ 340,918           14,114




Share class                                                          Repurchases(1)                      Net (decrease) increase
                                                                 Amount            Shares               Amount             Shares
Year ended December 31, 2003
Class A                                                    $ (2,408,135)         (101,674)          $ (395,047)           (18,068)
Class B                                                         (82,223)           (3,502)              30,104              1,196
Class C                                                         (46,686)           (1,989)              59,750              2,394
Class F                                                         (68,012)           (2,847)              40,900              1,651
Class 529-A                                                      (1,893)              (78)              31,513              1,295
Class 529-B                                                        (373)              (15)               6,925                286
Class 529-C                                                        (881)              (35)              10,402                428
Class 529-E                                                         (81)               (3)               1,955                 81
Class 529-F                                                         (29)               (1)                 709                 29
Class R-1                                                          (760)              (31)               1,608                 66
Class R-2                                                        (8,100)             (342)              29,735              1,248
Class R-3                                                       (15,665)             (670)              42,012              1,785
Class R-4                                                        (4,201)             (174)              31,835              1,330
Class R-5                                                        (5,556)             (217)              37,886              1,503
Total net increase
   (decrease)                                              $ (2,642,595)         (111,578)           $ (69,713)            (4,776)

Year ended December 31, 2002(2)
Class A                                                    $ (3,217,263)         (133,389)          $ (382,022)           (20,355)
Class B                                                         (96,136)           (4,053)             107,919              4,006
Class C                                                         (46,109)           (1,969)             118,359              4,568
Class F                                                         (48,639)           (2,052)              90,093              3,535
Class 529-A                                                        (818)              (36)              44,274              1,759
Class 529-B                                                         (81)               (4)               9,014                361
Class 529-C                                                        (247)              (11)              12,577                501
Class 529-E                                                          (5)               -*                1,763                 73
Class 529-F                                                          -*                -*                  229                 10
Class R-1                                                            (2)               -*                  178                  8
Class R-2                                                        (1,911)              (86)               7,022                318
Class R-3                                                        (4,035)             (182)              10,943                495
Class R-4                                                          (188)               (9)               7,106                319
Class R-5                                                        (7,474)             (326)              62,832              2,396
Total net increase
   (decrease)                                              $ (3,422,908)         (142,117)            $ 90,287             (2,006)



* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of December 31, 2003, the total value of restricted securities was $603,538,000, which represented 2.85% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,266,791,000 and $5,506,954,000, respectively, during the year ended December 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2003, the custodian fee of $1,002,000 included $7,000 that was offset by this reduction, rather than paid in cash.



Financial Highlights  (1)


                                                                                  Income (loss) from investment operations(2)
                                                                                                           Net
                                                                   Net asset                       gains(losses)
                                                                     value,              Net      on securities   Total from
                                                                   beginning      investment     (both realized   investment
                                                                   of period          income     and unrealized)  operations
CLASS A:
 Year ended 12/31/2003                                               $22.23             $.50              $6.52        $7.02
 Year ended 12/31/2002                                                27.45              .42              (5.14)       (4.72)
 Year ended 12/31/2001                                                31.16              .40              (3.34)       (2.94)
 Year ended 12/31/2000                                                32.59              .42                .90         1.32
 Year ended 12/31/1999                                                28.92              .41               6.45         6.86
CLASS B:
 Year ended 12/31/2003                                                22.19              .31               6.51         6.82
 Year ended 12/31/2002                                                27.40              .23              (5.14)       (4.91)
 Year ended 12/31/2001                                                31.12              .18              (3.34)       (3.16)
 Period from 3/15/2000 to 12/31/2000                                  31.93              .15               1.02         1.17
CLASS C:
 Year ended 12/31/2003                                                22.17              .30               6.51         6.81
 Year ended 12/31/2002                                                27.39              .21              (5.14)       (4.93)
 Period from 3/15/2001 to 12/31/2001                                  28.52              .11              (1.13)       (1.02)
CLASS F:
 Year ended 12/31/2003                                                22.22              .49               6.52         7.01
 Year ended 12/31/2002                                                27.44              .40              (5.14)       (4.74)
 Period from 3/15/2001 to 12/31/2001                                  28.56              .28              (1.12)        (.84)
CLASS 529-A:
 Year ended 12/31/2003                                                22.22              .50               6.52         7.02
 Period from 2/15/2002 to 12/31/2002                                  26.71              .33              (4.34)       (4.01)
CLASS 529-B:
 Year ended 12/31/2003                                                22.22              .27               6.52         6.79
 Period from 2/19/2002 to 12/31/2002                                  26.27              .16              (3.91)       (3.75)
CLASS 529-C:
 Year ended 12/31/2003                                                22.22              .27               6.52         6.79
 Period from 2/15/2002 to 12/31/2002                                  26.71              .16              (4.34)       (4.18)
CLASS 529-E:
 Year ended 12/31/2003                                                22.21              .40               6.52         6.92
 Period from 3/7/2002 to 12/31/2002                                   28.13              .26              (5.85)       (5.59)
CLASS 529-F:
 Year ended 12/31/2003                                                22.22              .45               6.52         6.97
 Period from 9/23/2002 to 12/31/2002                                  21.22              .12               1.08         1.20
CLASS R-1:
 Year ended 12/31/2003                                                22.19              .27               6.54         6.81
 Period from 6/19/2002 to 12/31/2002                                  26.04              .13              (3.75)       (3.62)
CLASS R-2:
 Year ended 12/31/2003                                                22.18              .30               6.51         6.81
 Period from 5/21/2002 to 12/31/2002                                  27.39              .14              (5.13)       (4.99)
CLASS R-3:
 Year ended 12/31/2003                                                22.21              .40               6.52         6.92
 Period from 6/4/2002 to 12/31/2002                                   26.66              .18              (4.38)       (4.20)
CLASS R-4:
 Year ended 12/31/2003                                                22.21              .48               6.53         7.01
 Period from 7/25/2002 to 12/31/2002                                  21.75              .22                .55          .77
CLASS R-5:
 Year ended 12/31/2003                                                22.23              .56               6.53         7.09
 Period from 5/15/2002 to 12/31/2002                                  27.62              .28              (5.34)       (5.06)


                                                                           Dividends and distributions

                                                                    Dividends
                                                                    (from net   Distributions             Total    Net asset
                                                                   investment   (from capital     dividends and   value, end
                                                                       income)         gains)     distributions    of period
CLASS A:
 Year ended 12/31/2003                                                  $(.40)           $-              $(.40)      $28.85
 Year ended 12/31/2002                                                   (.50)            -               (.50)       22.23
 Year ended 12/31/2001                                                   (.40)         (.37)              (.77)       27.45
 Year ended 12/31/2000                                                   (.40)        (2.35)             (2.75)       31.16
 Year ended 12/31/1999                                                   (.40)        (2.79)             (3.19)       32.59
CLASS B:
 Year ended 12/31/2003                                                   (.21)            -               (.21)       28.80
 Year ended 12/31/2002                                                   (.30)            -               (.30)       22.19
 Year ended 12/31/2001                                                   (.19)         (.37)              (.56)       27.40
 Period from 3/15/2000 to 12/31/2000                                     (.13)        (1.85)             (1.98)       31.12
CLASS C:
 Year ended 12/31/2003                                                   (.20)            -               (.20)       28.78
 Year ended 12/31/2002                                                   (.29)            -               (.29)       22.17
 Period from 3/15/2001 to 12/31/2001                                     (.11)            -               (.11)       27.39
CLASS F:
 Year ended 12/31/2003                                                   (.39)            -               (.39)       28.84
 Year ended 12/31/2002                                                   (.48)            -               (.48)       22.22
 Period from 3/15/2001 to 12/31/2001                                     (.28)            -               (.28)       27.44
CLASS 529-A:
 Year ended 12/31/2003                                                   (.40)            -               (.40)       28.84
 Period from 2/15/2002 to 12/31/2002                                     (.48)            -               (.48)       22.22
CLASS 529-B:
 Year ended 12/31/2003                                                   (.18)            -               (.18)       28.83
 Period from 2/19/2002 to 12/31/2002                                     (.30)            -               (.30)       22.22
CLASS 529-C:
 Year ended 12/31/2003                                                   (.18)            -               (.18)       28.83
 Period from 2/15/2002 to 12/31/2002                                     (.31)            -               (.31)       22.22
CLASS 529-E:
 Year ended 12/31/2003                                                   (.30)            -               (.30)       28.83
 Period from 3/7/2002 to 12/31/2002                                      (.33)            -               (.33)       22.21
CLASS 529-F:
 Year ended 12/31/2003                                                   (.37)            -               (.37)       28.82
 Period from 9/23/2002 to 12/31/2002                                     (.20)            -               (.20)       22.22
CLASS R-1:
 Year ended 12/31/2003                                                   (.21)            -               (.21)       28.79
 Period from 6/19/2002 to 12/31/2002                                     (.23)            -               (.23)       22.19
CLASS R-2:
 Year ended 12/31/2003                                                   (.22)            -               (.22)       28.77
 Period from 5/21/2002 to 12/31/2002                                     (.22)            -               (.22)       22.18
CLASS R-3:
 Year ended 12/31/2003                                                   (.31)            -               (.31)       28.82
 Period from 6/4/2002 to 12/31/2002                                      (.25)            -               (.25)       22.21
CLASS R-4:
 Year ended 12/31/2003                                                   (.39)            -               (.39)       28.83
 Period from 7/25/2002 to 12/31/2002                                     (.31)            -               (.31)       22.21
CLASS R-5:
 Year ended 12/31/2003                                                   (.46)            -               (.46)       28.86
 Period from 5/15/2002 to 12/31/2002                                     (.33)            -               (.33)       22.23



                                                                                                      Ratio of        Ratio of
                                                                                 Net assets,          expenses      net income
                                                                        Total  end of period        to average      to average
                                                                     return(3)  (in millions)       net assets      net assets
CLASS A:
 Year ended 12/31/2003                                                 31.96%        $19,212              .66%           2.08%
 Year ended 12/31/2002                                                 (17.34)        15,201               .67            1.68
 Year ended 12/31/2001                                                  (9.55)        19,331               .65            1.41
 Year ended 12/31/2000                                                   4.27         19,872               .64            1.28
 Year ended 12/31/1999                                                  24.58         16,603               .63            1.33
CLASS B:
 Year ended 12/31/2003                                                  30.97            836              1.44            1.30
 Year ended 12/31/2002                                                 (17.97)           618              1.45             .91
 Year ended 12/31/2001                                                 (10.24)           653              1.42             .64
 Period from 3/15/2000 to 12/31/2000                                     3.73            299              1.39  (5)        .53 (5)
CLASS C:
 Year ended 12/31/2003                                                  30.93            413              1.50            1.23
 Year ended 12/31/2002                                                 (18.06)           266              1.50             .86
 Period from 3/15/2001 to 12/31/2001                                    (3.60)           203              1.55  (5)        .49 (5)
CLASS F:
 Year ended 12/31/2003                                                  31.92            311               .71            2.02
 Year ended 12/31/2002                                                 (17.38)           203               .72            1.65
 Period from 3/15/2001 to 12/31/2001                                    (2.97)           153               .74  (5)       1.31 (5)
CLASS 529-A:
 Year ended 12/31/2003                                                  31.99             88               .68            2.03
 Period from 2/15/2002 to 12/31/2002                                   (15.16)            39               .76  (5)       1.64 (5)
CLASS 529-B:
 Year ended 12/31/2003                                                  30.74             19              1.61            1.10
 Period from 2/19/2002 to 12/31/2002                                   (14.35)             8              1.62  (5)        .77 (5)
CLASS 529-C:
 Year ended 12/31/2003                                                  30.75             27              1.60            1.11
 Period from 2/15/2002 to 12/31/2002                                   (15.74)            11              1.60  (5)        .79 (5)
CLASS 529-E:
 Year ended 12/31/2003                                                  31.42              4              1.08            1.61
 Period from 3/7/2002 to 12/31/2002                                    (19.92)             2              1.07  (5)       1.35 (5)
CLASS 529-F:
 Year ended 12/31/2003                                                  31.72              1               .82            1.81
 Period from 9/23/2002 to 12/31/2002                                     5.65              - (4)           .22             .51
CLASS R-1:
 Year ended 12/31/2003                                                  30.90              2              1.50  (6)       1.08
 Period from 6/19/2002 to 12/31/2002                                   (13.91)             - (4)          1.50 (5,6)      1.11 (5)
CLASS R-2:
 Year ended 12/31/2003                                                  30.93             45              1.46  (6)       1.19
 Period from 5/21/2002 to 12/31/2002                                   (18.22)             7              1.46 (5,6)      1.05 (5)
CLASS R-3:
 Year ended 12/31/2003                                                  31.45             66              1.08  (6)       1.60
 Period from 6/4/2002 to 12/31/2002                                    (15.75)            11              1.08 (5,6)      1.41 (5)
CLASS R-4:
 Year ended 12/31/2003                                                  31.91             48               .71            1.94
 Period from 7/25/2002 to 12/31/2002                                     3.51              7               .32  (6)        .96
CLASS R-5:
 Year ended 12/31/2003                                                  32.34            112               .39            2.30
 Period from 5/15/2002 to 12/31/2002                                   (18.34)            53               .40  (5)       1.91 (5)




                                                                                 YEAR ENDED DECEMBER 31
                                                              2003           2002         2001          2000         1999

Portfolio turnover rate for all classes of shares              31%            38%          29%           43%          46%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.70%, 1.94% and 1.10% for classes R-1, R-2 and R-3, respectively, during the year ended December 31, 2003, and 4.20%, 1.64%, 1.13% and .34% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended December 31, 2002.


INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FUNDAMENTAL INVESTORS, INC.:

We have audited the accompanying statement of assets and liabilities of Fundamental Investors, Inc. (the "Fund"), including the investment portfolio, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fundamental Investors, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Los Angeles, California
February 5, 2004


TAX INFORMATION (UNAUDITED)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during the year. For purposes of computing the dividends eligible for reduced tax rates, 98% of the dividends paid by the fund from net investment income are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 90% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 0.17% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                          FUNDAMENTAL INVESTORS, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                 March 1, 2004

                      as supplemented January 1, 2005


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of Fundamental Investors, Inc. (the "fund" or "FI") dated March 1, 2004. The prospectus may be obtained from your financial adviser or by writing to the fund at the following address:

                          Fundamental Investors, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                 (415) 421-9360

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        5
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .        7
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       24
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       30
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Shareholder Account Services  . . . . . . . . . . . . . . . . . . .       34
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       34
General Information . . . . . . . . . . . . . . . . . . . . . . . .       35
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Financial Statements





                         Fundamental Investors - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

..    The fund may invest up to 5% of its assets in straight debt securities
     (i.e, not convertible into equity) rated Ba or below by Moody's Investors Service, Inc. ("Moody's") and BB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES

..    The fund may invest up to 30% of its assets in securities of issuers that are domiciled outside the United States and not included in the S&P 500 Composite Index.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


                         Fundamental Investors - Page 2

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve additional risks, caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


                         Fundamental Investors - Page 3

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (for example, short-term notes up to 12 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected


                         Fundamental Investors - Page 4
banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 31% and 38%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1.    borrow money or securities;

2.    buy securities "on margin";

3.    effect "short sales" of securities;

4.    mortgage, pledge or hypothecate securities;


                         Fundamental Investors - Page 5

5. lend money or securities (but the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);

6. invest in the securities of any issuer which, including predecessors, has a record of less than three years continuous operation;

7. invest in the securities of any issuer if any officer or director of the fund owns more than 1/2 of 1% of the securities of that issuer or if the fund's officers and directors together own more than 5% of the securities of that issuer;

8. invest any of its assets in the securities of any managed investment trust or of any other managed investment company;

9. invest more than 5% of its total assets at the market value at the time of investment in securities of any one issuer, or hold more than 10% of such securities of any one issuer, but these limitations do not apply to obligations of or guaranteed by the U.S.;

10.   purchase or sell real estate;

11.   purchase or sell commodities or commodity contracts;

12.   act as underwriter of securities issued by other persons;

13. make investments in other companies for the purpose of exercising control or management;

14. concentrate its investments in any one industry or group of industries, but may invest up to 25% of its assets in any one industry.

Notwithstanding investment restriction number 8, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.


For purposes of investment restriction number 14, the fund will not invest 25% or more (rather than more than 25%) of its total assets in the securities of issuers in the same industry.


NON-FUNDAMENTAL POLICIES - The following policies may be changed without shareholder approval:


1. The fund will not invest in puts or calls; or invest more than 10% of the value of its total assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities for which there is no active and substantial market).

2. No officer or director of the fund may sell portfolio securities to the fund or buy portfolio securities from it.

3.   The fund may not issue senior securities, except as permitted by the 1940
Act.


                         Fundamental Investors - Page 6

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                     YEAR FIRST                                       NUMBER OF BOARDS
                        POSITION      ELECTED                                          WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH            HELD
     NAME AND AGE         FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato      Director       2003        Chairman of the Board and CEO,            4            Ducommun Incorporated
 Age: 57                                            Ducommun Incorporated
                                                    (aerospace components
                                                    manufacturer)
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox           Director       1998        Managing General Partner, Fox             7            Crompton Corporation
 Age: 66                                            Investments LP; former
                                                    Professor, University of
                                                    California; retired President
                                                    and CEO, Foster Farms (poultry
                                                    producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones        Director       1998        Co-founder, VentureThink LLC              6            None
 Age: 56                                            (developed and managed
                                                    e-commerce businesses) and
                                                    Versura Inc. (education loan
                                                    exchange); former Treasurer,
                                                    The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald        Director       1998        The IBJ Professor of Finance,             8            iStar Financial, Inc.;
 Age: 66                                            Graduate School of Business,                           Plum Creek Timber Co.;
                                                    Stanford University                                    Scholastic Corporation;
                                                                                                           Varian, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale           Director       1985        President, The Lovejoy                    5            None
 Age: 69                                            Consulting Group, Inc. (a pro
                                                    bono consulting group advising
                                                    nonprofit organizations)
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs          Director       1989        Chairman of the Board and                 4            None
 Age: 69                                            President Emeritus, Keck
                                                    Graduate Institute of Applied
                                                    Life Sciences
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf,      Director       1998        Private investor; corporate               6            Crompton Corporation;
 Ph.D.                                              director; lecturer, Department                         First Energy
 Age: 69                                            of Molecular Biology,                                  Corporation; National
                                                    Princeton University                                   Life Holding Co.
-----------------------------------------------------------------------------------------------------------------------------------



                         Fundamental Investors - Page 7

                                                     PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST           PAST 5 YEARS AND
                                        ELECTED              POSITIONS HELD            NUMBER OF BOARDS
                        POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND              DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
-----------------------------------------------------------------------------------------------------------------------------------
 James F.              Chairman of        1998        President and Director,                  3            None
 Rothenberg            the Board                      Capital Research and
                                                      Management Company; Director,
                                                      American Funds Distributors,
 Age: 57                                              Inc.*; Director, American
                                                      Funds Service Company*;
                                                      Director, The Capital Group
                                                      Companies, Inc.*;Director,
                                                      Capital Group Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Dina N. Perry         President          1994        Senior Vice President,                                None
                                                      Capital Research and
                                                      Management Company; Director,
 Age: 58                                              Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------




                         Fundamental Investors - Page 8

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                             POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                             WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
----------------------------------------------------------------------------------------------------------------------------------
 Gordon Crawford           Senior Vice                1994          Senior Vice President and Director, Capital Research and
                             President                              Management Company
 Age: 57
----------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.        Senior Vice                1994          Executive Vice President and Director, Capital Research and
                             President                              Management Company; Director, The Capital Group Companies,
 Age: 55                                                            Inc.*; Director, American Funds Distributors, Inc.*
----------------------------------------------------------------------------------------------------------------------------------
 Michael T. Kerr           Senior Vice                1995          Senior Vice President, Capital Research Company*
                             President
 Age: 44
----------------------------------------------------------------------------------------------------------------------------------
 Martin Romo           Senior Vice President          1999          Executive Vice President and Director, Capital Research
                                                                    Company*
 Age: 36
----------------------------------------------------------------------------------------------------------------------------------
 Ronald B. Morrow         Vice President              2004          Senior Vice President, Capital Research Company*

 Age: 58
----------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan             Secretary             1989-1998        Vice President - Fund Business Management Group, Capital
                                                      2000          Research and Management Company
 Age: 45
----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson           Treasurer                1998          Vice President - Fund Business Management Group, Capital
                                                                    Research and Management Company
 Age: 35
----------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett     Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
                                                                    Research and Management Company
 Age: 37
----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those of the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5 All of the officers listed, except Ronald B. Morrow and Martin Romo, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                         Fundamental Investors - Page 9

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2003

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Joseph C. Berenato           $1 - $10,000/2/           $50,001 - $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                  Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones           $ 10,001  - $50,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Gail L. Neale               $50,001 - $100,000            Over 100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                 Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf          $ 10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Dina N. Perry                  Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James F. Rothenberg            Over $100,000              Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Shares owned as of January 26, 2004
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION - No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays to Directors who are not affiliated with the investment adviser: (a) fees of $2,000 for each Board of Directors meeting attended, (b) $1,000 for each meeting attended as a member of a committee of the Board of Directors and (c) annual fees of either $16,000 (if the Director also receives compensation as a member of the Board of another fund advised by the investment adviser and the other Board typically meets separately from the fund's Board of Directors), or $50,000 (for all other unaffiliated Directors), a pro rata portion of which is paid by the fund and another fund whose Board meets jointly with the fund's Board of Directors.


The payment by the fund to certain unaffiliated Directors of a larger per fund annual fee reflects the significant time and labor commitment required of any mutual fund Board member overseeing even one fund.


The Nominating Committee of the Board of Directors, a Committee comprised exclusively of Directors not affiliated with the investment adviser, reviews Director compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating Committee considers a number of factors, including operational, regulatory and other developments affecting the scope and complexity of the Board's oversight obligations, as well as


                        Fundamental Investors - Page 10
comparative industry data. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003

                                                                                                     TOTAL COMPENSATION (INCLUDING
                                                                          AGGREGATE COMPENSATION          VOLUNTARILY DEFERRED
                                                                          (INCLUDING VOLUNTARILY            COMPENSATION/1/)
                                                                         DEFERRED COMPENSATION/1/)     FROM ALL FUNDS MANAGED BY
                                                                              FROM THE FUND        CAPITAL RESEARCH AND MANAGEMENT
                                NAME                                                                 COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato/3//,4/                                                        $ 2,334                       $ 54,584
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox/3/                                                                  28,500                        198,500
------------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones                                                                  28,625                        171,540
------------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald/3/                                                               26,000                        270,500
------------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale/3/                                                                  23,750                         96,500
------------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs/3/                                                                 25,000                        108,000
------------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                                                              27,500                        161,000
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors. Compensation for the fiscal year ended December 31, 2003 includes earnings on amounts deferred in previous fiscal years.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series, which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Joseph C. Berenato ($2,442), Robert A. Fox ($144,906), John G. McDonald ($164,992), Gail L. Neale
  ($18,610), Henry E. Riggs ($291,988) and Patricia K. Woolf ($62,873). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.
4 Elected effective December 11, 2003.

As of February 1, 2004, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS - The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on October 17, 1932 and reincorporated in Maryland on February 1, 1990. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


                        Fundamental Investors - Page 11

Under Maryland law, the fund's business and affairs are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail prospectus and retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS - The fund has an Audit Committee comprised of Joseph C. Berenato, Robert A. Fox, Leonade D. Jones and John G. McDonald, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Governance and Contracts Committee comprised of Joseph C. Berenato, Robert A. Fox, Leonade D. Jones, John G. McDonald, Gail L. Neale, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its



                        Fundamental Investors - Page 12
recommendations to the full Board of Directors on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, Gail L. Neale and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Five Nominating Committee meetings were held during the 2003 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2003 fiscal year.


PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2004:


                   NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------
 Edward D. Jones & Co.                                  Class A        16.63%
 201 Progress Pkwy.
 Maryland Hts., MO  63043-3009
-------------------------------------------------------------------------------
 Thomas A. Gennarelli TTEE                              Class R-1       5.02
 Thomas A. Gennarelli Defined Benefit Plan
 7200 N. Beach Dr.
 Fox Point, WI  53217-3659
-------------------------------------------------------------------------------
 NFSC FEBO #251-044415                                  Class R-1      28.43
 The Matco Group, Inc. 401K Plan
 Reliance Trust Company TTEE
 320 N. Jensen Rd.
 Vestal, NY  13850-2111
-------------------------------------------------------------------------------
 MLPF&S For the Sole Benefit of Its Customers           Class R-3       9.76
 4800 Deer Lake Dr. E, Fl. 2
 Jacksonville, FL  32246-6484
-------------------------------------------------------------------------------
 Smith Barney 401K Account Tr.                          Class R-3       7.43
 Smith Barney Corporate Trust Co. TTEE
 2 Tower Center Blvd.
 P.O. Box 1063
 E. Brunswick, NJ  08816-1063
-------------------------------------------------------------------------------
 Delaware Charter Guarantee & Trust                     Class R-3       5.53
 Prinicipal Financial Group Omnibus                     Class R-4       5.29
 711 High St.
 Des Moines, IA  50392-0001
-------------------------------------------------------------------------------
 CB&T Trustee For                                       Class R-4       8.70
 Smithgroup Inc.
 c/o Fascorp - Inv/Mutual Fund Trading
 8515 E. Orchard Rd., #2T2
 Greenwood Vlg., CO  80111-5002
-------------------------------------------------------------------------------
 BB&T Trust                                             Class R-4      21.57
 W. E. Stanley & Co. Omnibus Account
 P.O. Box 14967
 Greensboro, NC  27415-4967
-------------------------------------------------------------------------------
 CB&T Trustee For                                       Class R-4       8.37
 EMS 401K Profit Sharing Plan
 c/o Fascorp - Inv/Mutual Fund Trading
 8515 E. Orchard Rd., #2T2
 Greenwood Vlg., CO  80111-5002
-------------------------------------------------------------------------------
 CB&T Trustee For                                       Class R-4       7.91
 Olsson Assoc. Inc. Cash or Def. PSP & Trust
 c/o Fascorp - Inv/Mutual Fund Trading
 8515 E. Orchard Rd., #2T2
 Greenwood Vlg., CO  80111-5002
-------------------------------------------------------------------------------
 Emjayco TTEE                                           Class R-4      16.67
 FBO Cornerstone Health Care PA
 P.O. Box 170190
 Milwaukee, WI  53217-8016
-------------------------------------------------------------------------------
 Saxon & Co.                                            Class R-4      15.92
 FBO 20-01-302-9912426
 P.O. Box 7780-1888
 Philadelphia, PA  19182-0001
-------------------------------------------------------------------------------
 The Northern Trust Company                             Class R-5      24.53
 FBO The Gates Corporation
 P.O. Box 92994
 Chicago, IL  60675-2994
-------------------------------------------------------------------------------
 CGTC Tr. Capital Group Master Retirement Pl.           Class R-5      38.05
 PX-2534-NAV
 c/o Capital Guardian Trust Co.
 333 S. Hope St., Fl. 49
 Los Angeles, CA  90071-1406
-------------------------------------------------------------------------------
 CGTC Tr. for Capital Group 401(K) Plan                 Class R-5       5.19
 c/o Capital Guardian Trust Co.
 333 S. Hope St., Fl. 49
 Los Angeles, CA  90071-1406
-------------------------------------------------------------------------------



                        Fundamental Investors - Page 13

[This page is intentionally left blank for this filing.]


                        Fundamental Investors - Page 14

INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until August 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In considering the renewal of the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


In approving the renewal of the Agreement for the current period, the Committee gave consideration to a wide variety of factors, including, among others the high quality of the services provided by the investment adviser, the financial strength and stability of the investment adviser, the generally excellent relative investment results of the fund, the overall reasonableness of the management fees and comparative expense ratios of the fund, the depth, quality and integrity of the investment adviser and its personnel and its longstanding commitment to excellence. Based on their review, the Committee and the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and


                        Fundamental Investors - Page 15
postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the investment adviser receives a monthly fee which is based on average daily net assets and is calculated at an annual rate of 0.39% on the first $1 billion of the fund's net assets, plus 0.336% on net assets over $1 billion to $2 billion, plus 0.30% on net assets over $2 billion to $3 billion, plus 0.276% on net assets over $3 billion to $5 billion, plus 0.27% on net assets over $5 billion to $8 billion, plus 0.258% on net assets over $8 billion to $13 billion, plus 0.252% on net assets over $13 billion to $17 billion, plus 0.250% on net assets over $17 billion to $21 billion, plus 0.245% on net assets over $21 billion to $27 billion, plus 0.240% on net assets over $27 billion.


In connection with the approval of the Agreement by the fund's Board of Directors, the investment adviser has agreed to waive any fees to the extent they would exceed those payable under the rate structure contained in its previous agreement. The fee structure referenced above is lower than that in the previous agreement except in the event that the fund's net assets were to fall below $8 billion when fees are equal to, or higher than, that in the previous agreement.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended December 31, 2003, 2002 and 2001, the investment adviser received from the fund advisory fees of $48,382,000, $51,014,000 and $54,760,000, respectively.


Effective for the period from September 1, 2004 until August 31, 2005, the investment adviser has agreed to waive 5% of the management fees that it is otherwise entitled to receive under the Agreement. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's R share classes will continue in effect until August 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the


                        Fundamental Investors - Page 16

Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, R-2, R-3 and R-4 shares, the investment adviser agreed to pay a portion of these fees. For the year ended December 31, 2003, the total fees paid by the investment adviser were $126,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

                                                    ADMINISTRATIVE SERVICES FEE
-------------------------------------------------------------------------------------
                 CLASS R-1                                   $  3,000
-------------------------------------------------------------------------------------
                 CLASS R-2                                    217,000
-------------------------------------------------------------------------------------
                 CLASS R-3                                    116,000
-------------------------------------------------------------------------------------
                 CLASS R-4                                     41,000
-------------------------------------------------------------------------------------
                 CLASS R-5                                     72,000
-------------------------------------------------------------------------------------


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


                        Fundamental Investors - Page 17

The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $ 5,197,000         $24,084,000
                                                 2002              7,494,000          35,357,000
                                                 2001             13,443,000          61,508,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to .25% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a


                        Fundamental Investors - Page 18
sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $38,778,000                 $3,232,000
------------------------------------------------------------------------------
       CLASS R-1                      9,000                      2,000
------------------------------------------------------------------------------
       CLASS R-2                    182,000                     27,000
------------------------------------------------------------------------------
       CLASS R-3                    190,000                     26,000
------------------------------------------------------------------------------
       CLASS R-4                     63,000                     10,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates and, the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help


                        Fundamental Investors - Page 19
defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.


As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:


     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG/SunAmerica Group
     American General/Franklin Financial
     Ameritas/The Advisors Group
     AXA Advisors, LLC
     Baird/NMIS Group
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     GE Independent Accountant Network
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network
     InterSecurities, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard/PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments/Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings
     NFP Securities, Inc.
     PacLife Group
     Park Avenue Securities LLC
     Princor/PPI
     ProEquities, Inc.


                        Fundamental Investors - Page 20

     Raymond James Group
     RBC Dain Rauscher Inc.
     Securian/C.R.I.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Piper Jaffray Group
     Wachovia Group
     WS Griffith Securities, Inc.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually


                        Fundamental Investors - Page 21
distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss.


                        Fundamental Investors - Page 22

     The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term


                        Fundamental Investors - Page 23
     capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


                        Fundamental Investors - Page 24

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.



If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent. You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares."



FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, beginning on January 12, 2005, certain redemptions may trigger a purchase block lasting 30 calendar days. The following transactions are exempt from this general purchase block policy:


     . Systematic redemptions (e.g., regular periodic automatic redemptions), where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption, will not result in future purchases being prevented.

     . Purchases (including purchases that are part of an exchange transaction) of shares having a value of less than $5,000 will not be prevented.

     . Systematic purchases (e.g., regular periodic automatic transactions, automatic reinvestments of dividends and capital gain distributions, and Statement of Intention escrow share redemptions), where the entity maintaining the shareholder account is able to identify the transaction as a systematic purchase, will not be prevented.

Purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations will not be prevented.


OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                        Fundamental Investors - Page 25

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)


                        Fundamental Investors - Page 26

                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000. . .           5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------


The initial sales charge paid by you on investments in Class A shares, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and


     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (this particular exception will no longer be available beginning February 1, 2005).


A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.


                        Fundamental Investors - Page 27

     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . Employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . Employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Class A Sales Charge Reductions."

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated com-


                        Fundamental Investors - Page 28
panies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

(10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more, and for purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.



                        Fundamental Investors - Page 29

For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a Statement to purchase $1 million or more without a sales charge.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge on purchases of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.


                        Fundamental Investors - Page 30

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including holdings in Endowments (shares of which may be owned only by tax-exempt organizations) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     . for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the


                        Fundamental Investors - Page 31
     customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of American Funds money market funds are excluded.



                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


                        Fundamental Investors - Page 32

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.


Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


                        Fundamental Investors - Page 33

2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                          SHAREHOLDER ACCOUNT SERVICES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available


                        Fundamental Investors - Page 34
commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $16,389,000, $22,067,000 and $22,124,000. The decrease in brokerage commissions in 2003 is principally due to a decrease in portfolio transactions.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is: (1) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(3) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. At the end of the fund's most recent fiscal year, the fund held equity securities of JP Morgan Chase & Co. in the amount of $282,270,000 and Bank of America Corp. in the amount of $56,172,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $19,207,000 for Class A shares for the 2003 fiscal year.


                        Fundamental Investors - Page 35

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. These codes include: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American


                        Fundamental Investors - Page 36

Funds, Endowments and American Funds Insurance Series. Certain funds, including the fund, have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.


                        Fundamental Investors - Page 37

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES - DECEMBER 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $28.85
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $30.61



                        Fundamental Investors - Page 38

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's").


                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                        Fundamental Investors - Page 39

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.


                        Fundamental Investors - Page 40

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                        Fundamental Investors - Page 41

INVESTMENT PORTFOLIO, December 31, 2003

[begin pie chart]
                                          Percent of
INDUSTRY DIVERSIFICATION                  Net Assets

Equity securities                             94.92 %
Oil & Gas                                      8.70
Metals & Mining                                5.90
Aerospace & Defense                            5.08
Pharmaceuticals                                5.05
Commercial Banks                               4.98
Other industries                              65.21
Bonds & notes                                  1.16
Cash & equivalents                             3.92

[end pie chart]



                                  Percent
                                   of net
LARGEST EQUITY HOLDINGS            assets

Dow Chemical                         2.67 %
Suncor Energy                        2.12
Altria Group                         2.07
Time Warner                          2.02
Norsk Hydro                          1.89
FleetBoston Financial                1.86
Deere                                1.84
Microsoft                            1.76
Alcoa                                1.64
SBC Communications                   1.61


                                                                                                  Shares or          Market value
EQUITY SECURITIES (COMMON AND PREFERRED STOCKS AND CONVERTIBLE DEBENTURES) - 94.92%        principal amount                 (000)

OIL & GAS  -  8.70%
Suncor Energy Inc. (Canada)                                                                      17,903,010        $      449,165
Norsk Hydro AS (ADR) (Norway)                                                                     3,559,000               219,946
Norsk Hydro AS                                                                                    2,934,600               180,130
LUKoil Holding (ADR) (Russia)                                                                     2,250,000               209,475
Murphy Oil Corp.                                                                                  2,370,000               154,785
Shell Canada Ltd. (Canada)                                                                        3,273,200               154,766
ConocoPhillips                                                                                    1,700,000               111,469
Unocal Corp.                                                                                      1,900,000                69,977
Unocal Capital Trust 6.25% convertible preferred 2026                                         $     450,000                22,950
ChevronTexaco Corp.                                                                               1,000,000                86,390
Burlington Resources Inc.                                                                         1,000,000                55,380
Imperial Oil Ltd. (Canada)                                                                        1,184,778                52,628
Royal Dutch Petroleum Co., New York registered (Netherlands)                                        875,000                45,841
Exxon Mobil Corp.                                                                                   750,000                30,750


METALS & MINING  -  5.90%
Alcoa Inc.                                                                                        9,173,800               348,604
BHP Billiton Ltd. (Australia)                                                                    23,945,030               219,501
Freeport-McMoRan Copper & Gold Inc., Class B                                                      4,973,100               209,517
Rio Tinto PLC (United Kingdom)                                                                    6,500,000               178,866
CONSOL Energy Inc.  (1) (2)                                                                       3,700,000                86,247
Phelps Dodge Corp.  (3)                                                                             965,620                73,474
Inco Ltd. (Canada) (3)                                                                            1,632,300                64,998
Massey Energy Co.                                                                                 2,011,700                41,843
Arch Coal, Inc. 5.00% convertible preferred 2049                                              $     200,000                17,068
BlueScope Steel Ltd. (formerly BHP Steel Ltd.) (Australia)                                        2,113,020                 8,898


AEROSPACE & DEFENSE  -  5.08%
Boeing Co.                                                                                        7,350,000               309,729
Raytheon Co.                                                                                      7,592,732               228,086
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006                                        1,180,000 units          64,050
Northrop Grumman Corp.                                                                            1,150,000               109,940
Northrop Grumman Corp. 7.25% convertible preferred 2004                                             572,690 units          59,388
General Dynamics Corp.                                                                            1,772,900               160,252
Honeywell International Inc.                                                                      1,500,000                50,145
United Technologies Corp.                                                                           525,000                49,754
Bombardier Inc., Class B (Canada)                                                                 7,500,000                31,670
Lockheed Martin Corp.                                                                               248,200                12,757


PHARMACEUTICALS  -  5.05%
AstraZeneca PLC (Sweden)                                                                          2,660,000               129,399
AstraZeneca PLC  (United Kingdom)                                                                 2,000,000                95,590
AstraZeneca PLC (ADR)                                                                             1,676,266                81,098
Sanofi-Synthelabo (France)                                                                        2,850,000               213,566
Eli Lilly and Co.                                                                                 2,850,000               200,440
Bristol-Myers Squibb Co.                                                                          4,350,000               124,410
Merck & Co., Inc.                                                                                 1,700,000                78,540
Schering-Plough Corp.                                                                             3,900,000                67,821
Forest Laboratories, Inc.  (3)                                                                      700,000                43,260
Pfizer Inc                                                                                        1,000,000                35,330


COMMERCIAL BANKS  -  4.98%
FleetBoston Financial Corp.                                                                       9,030,000               394,160
Allied Irish Banks, PLC (Ireland)                                                                12,170,334               194,466
Cullen/Frost Bankers, Inc.                                                                        2,550,000               103,453
KeyCorp                                                                                           3,100,000                90,892
Bank of Ireland (Ireland)                                                                         6,500,000                88,278
Bank of America Corp.                                                                               698,400                56,172
National Bank of Canada (Canada)                                                                  1,405,000                46,790
Comerica Inc.                                                                                       800,000                44,848
St. George Bank Ltd. (Australia)                                                                  2,450,279                35,931


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.33%
SBC Communications Inc.                                                                          13,050,000               340,213
China Telecom Corp. Ltd., Class H (China)                                                       400,000,000               164,895
Verizon Communications Inc.                                                                       4,615,000               161,894
Telecom Italia SpA, nonvoting (Italy) (3)                                                        34,200,000                69,328
Deutsche Telekom AG (Germany) (3)                                                                 2,300,000                41,890
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006               Euro        12,000,000                17,612
Swisscom AG (Switzerland)                                                                     $     167,510                55,041
Telefonica, SA (Spain) (3)                                                                        2,950,000                43,101
AT&T Corp.                                                                                          800,000                16,240
Sprint Corp. - FON Group                                                                            400,000                 6,568


MEDIA  -  4.29%
Time Warner Inc. (formerly AOL Time Warner Inc.) (3)                                             23,815,000               428,432
News Corp. Ltd., preferred (ADR) (Australia)                                                      8,610,000               260,452
Comcast Corp., Class A  (3)                                                                       2,825,500                92,874
Comcast Corp., Class A, special nonvoting stock  (3)                                                500,000                15,640
Dow Jones & Co., Inc.                                                                             1,800,000                89,730
Liberty Media Corp., Class A  (3)                                                                   915,000                10,879
Interpublic Group of Companies, Inc. 1.87% convertible subordinated notes
   2006 (1)                                                                                  $    8,168,000                 7,576
UnitedGlobalCom, Inc., Class A   (1) (2) (3)                                                        225,035                 1,717
Antena 3 Television, SA (Spain) (3)                                                                   9,979                   438


CHEMICALS  -  4.17%
Dow Chemical Co.                                                                                 13,625,000               566,391
E.I. du Pont de Nemours and Co.                                                                   3,000,000               137,670
Shin-Etsu Chemical Co., Ltd. (Japan)                                                              1,940,000                79,110
Air Products and Chemicals, Inc.                                                                  1,300,000                68,679
Lyondell Chemical Co.                                                                             1,450,000                24,577
Potash Corp. of Saskatchewan Inc. (Canada)                                                           69,200                 5,984


MACHINERY  -  4.16%
Deere & Co.                                                                                       5,971,100               388,420
Caterpillar Inc.                                                                                  2,600,000               215,852
Parker Hannifin Corp.                                                                             2,600,000               154,700
Eaton Corp.                                                                                         850,000                91,783
Illinois Tool Works Inc.                                                                            357,200                29,973


INSURANCE  -  3.81%
American International Group, Inc.                                                                3,800,000               251,864
Allstate Corp.                                                                                    3,500,000               150,570
XL Capital Ltd., Class A                                                                          1,825,000               141,529
Irish Life & Permanent PLC (Ireland)                                                              7,000,000               112,466
Chubb Corp. 7.00% convertible preferred 2005                                                      1,200,000 units          34,272
Chubb Corp.                                                                                         300,000                20,430
Aon Corp.                                                                                         1,767,400                42,312
St. Paul Companies, Inc.                                                                            700,000                27,755
21st Century Insurance Group                                                                      1,808,900                24,872


PAPER & FOREST PRODUCTS  -  2.98%
International Paper Co.                                                                           5,275,000               227,405
Weyerhaeuser Co.                                                                                  2,883,000               184,512
Norske Skogindustrier ASA, Class A (Norway)                                                       6,566,900               124,706
Oji Paper Co., Ltd. (Japan)                                                                       6,500,000                41,877
Bowater Inc.                                                                                        700,000                32,417
Georgia-Pacific Corp., Georgia-Pacific Group                                                        698,640                21,427


INDUSTRIAL CONGLOMERATES  -  2.98%
General Electric Co.                                                                              9,150,000               283,467
3M Co.                                                                                            2,500,000               212,575
Tyco International Ltd.                                                                           5,125,000               135,813


SPECIALTY RETAIL  -  2.57%
Lowe's Companies, Inc.                                                                            5,524,900               306,024
Limited Brands, Inc.                                                                             13,200,000               237,996


ELECTRIC UTILITIES  -  2.31%
Dominion Resources, Inc.                                                                          4,590,000               292,980
DTE Energy Co.                                                                                    1,606,900                63,312
American Electric Power Co., Inc.                                                                 1,902,100                58,033
TXU Corp.                                                                                         1,167,200                27,686
FirstEnergy Corp.                                                                                   569,200                20,036
E.ON AG (Germany)                                                                                   300,000                19,483
Entergy Corp.                                                                                       150,000                 8,570


MULTI-UTILITIES & UNREGULATED POWER  -  2.15%
Duke Energy Corp.                                                                                10,275,000               210,124
Questar Corp.                                                                                     3,000,000               105,450
Public Service Enterprise Group Inc.                                                              1,480,000                64,824
Constellation Energy Group, Inc.                                                                  1,500,000                58,740
El Paso Corp.                                                                                     2,100,000                17,199


COMPUTERS & PERIPHERALS  -  2.14%
International Business Machines Corp.                                                             2,225,000               206,213
Sun Microsystems, Inc.  (3)                                                                      21,000,000                94,290
NEC Corp. (Japan)                                                                                11,516,000                84,593
Hewlett-Packard Co.                                                                               3,000,000                68,910


TOBACCO  -  2.07%
Altria Group, Inc.                                                                                8,050,000               438,081


FOOD PRODUCTS  -  1.94%
Unilever NV, New York registered (Netherlands)                                                    4,100,000               266,090
Sara Lee Corp.                                                                                    3,375,000                73,271
General Mills, Inc.                                                                               1,404,200                63,610
Kraft Foods Inc., Class A                                                                           200,000                 6,444
H.J. Heinz Co.                                                                                       70,000                 2,550


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.89%
Texas Instruments Inc.                                                                           11,353,424               333,564
Maxim Integrated Products, Inc.                                                                     701,600                34,940
Linear Technology Corp.                                                                             500,000                21,035
ASML Holding NV 5.50% convertible notes 2010                                        Euro          6,000,000                10,760


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.88%
Sanmina Corp. 0% convertible subordinated debentures 2020                                   $   166,000,000                85,075
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                             $   54,500,000                51,775
Agilent Technologies, Inc.   (3)                                                                  3,700,000               108,188
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (4)                             $   15,074,000                16,544
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (1)  (4)                        $   10,370,000                11,381
Hitachi, Ltd. (Japan)                                                                            14,824,000                89,157
Solectron Corp. 7.25% ACES convertible preferred 2004                                             1,200,000 units          20,016
Murata Manufacturing Co., Ltd. (Japan)                                                              300,000                16,172


SOFTWARE  -  1.76%
Microsoft Corp.                                                                                  13,565,000               373,580


IT SERVICES  -  1.59%
Automatic Data Processing, Inc.                                                                   5,375,000               212,904
Sabre Holdings Corp., Class A                                                                     2,645,304                57,112
Electronic Data Systems Corp.                                                                     1,400,000                34,356
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                                             279,600 units           6,411
Ceridian Corp.  (3)                                                                               1,200,000                25,128


COMMUNICATIONS EQUIPMENT  -  1.57%
Cisco Systems, Inc.  (3)                                                                          7,000,000               170,030
Motorola, Inc.                                                                                    8,000,000               112,560
Motorola, Inc. 7.00% convertible preferred 2004                                                     800,000 units          34,744
Corning Inc.  (3)                                                                                 1,520,000                15,854


AUTOMOBILES  -  1.41%
Toyota Motor Corp. (Japan)                                                                        6,000,000               202,216
General Motors Corp.                                                                              1,800,000                96,120


ENERGY EQUIPMENT & SERVICES  -  1.41%
Halliburton Co.                                                                                   7,500,000               195,000
Baker Hughes Inc.                                                                                 3,200,000               102,912


CAPITAL MARKETS  -  1.33%
J.P. Morgan Chase & Co.                                                                           7,685,000               282,270


ELECTRICAL EQUIPMENT  -  1.31%
Emerson Electric Co.                                                                              4,300,000               278,425


MULTILINE RETAIL  -  1.30%
Target Corp.                                                                                      4,890,000               187,776
May Department Stores Co.                                                                         3,000,000                87,210


BEVERAGES  -  1.18%
Anheuser-Busch Companies, Inc.                                                                    1,700,000                89,556
PepsiCo, Inc.                                                                                     1,800,000                83,916
Coca-Cola Co.                                                                                     1,500,000                76,125


THRIFTS & MORTGAGE FINANCE  -  0.97%
Fannie Mae                                                                                        2,117,800               158,962
Independence Community Bank Corp.                                                                 1,295,900                46,614


CONTAINERS & PACKAGING  -  0.81%
Temple-Inland Inc. (5)                                                                            2,750,000               172,343


ROAD & RAIL  -  0.81%
Union Pacific Corp.                                                                               1,500,000               104,220
Burlington Northern Santa Fe Corp.                                                                2,100,000                67,935


FOOD & STAPLES RETAILING  -  0.61%
Walgreen Co.                                                                                      3,345,000               121,691
SYSCO Corp.                                                                                         200,000                 7,446


AUTO COMPONENTS  -  0.57%
Magna International Inc., Class A (Canada)                                                        1,000,000                80,050
Dana Corp.                                                                                        2,215,300                40,651


GAS UTILITIES  -  0.57%
NiSource Inc.                                                                                     2,800,000                61,432
KeySpan Corp.                                                                                     1,584,000                58,291


AIR FREIGHT & LOGISTICS  -  0.53%
United Parcel Service, Inc., Class B                                                              1,500,000               111,825


REAL ESTATE  -  0.46%
Equity Residential                                                                                2,850,000                84,104
MI Developments Inc., Class A (Canada) (3)                                                          500,000                13,960


HEALTH CARE PROVIDERS & SERVICES  -  0.40%
HCA Inc.                                                                                          1,000,000                42,960
CIGNA Corp.                                                                                         725,000                41,688


WIRELESS TELECOMMUNICATION SERVICES  -  0.35%
Vodafone Group PLC (United Kingdom)                                                              30,175,000                74,533


AIRLINES  -  0.32%
Continental Airlines, Inc., Class B  (3)                                                          2,675,000                43,522
Southwest Airlines Co.                                                                            1,500,000                24,210


OTHER  -  0.41%
Amgen Inc.  (3)                                                                                     500,000                30,900
Allied Waste Industries, Inc., Series C, 6.25% convertible preferred 2006                     $     360,000                27,540
InterActiveCorp  (3)                                                                                456,000                15,472
Avon Products, Inc.                                                                                 170,000                11,473
Colgate-Palmolive Co.                                                                                10,000                   501


MISCELLANEOUS  -  1.87%
Other equity securities in initial period of acquisition                                                                  396,852


TOTAL EQUITY SECURITIES (cost: $16,872,105,000)                                                                        20,107,307




                                                                                           Principal amount
BONDS & NOTES - 1.16%                                                                                 (000)

AIRLINES  -  0.75%
Northwest Airlines, Inc.:
 8.875% 2006                                                                                   $     58,185                53,094
 7.625% 2005                                                                                         37,860                37,103
 9.875% 2007                                                                                         15,335                14,032
 7.875% 2008                                                                                         16,566                13,874
 8.52% 2004                                                                                           5,000                 5,050
Continental Airlines, Inc. 8.00% 2005                                                                28,600                27,956
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016 (6)                                               11,500                 8,740


MEDIA  -  0.26%
Charter Communications Holdings, LLC 8.25% 2007                                                      50,000                47,250
Time Warner Inc. 10.15% 2012                                                                          6,000                 8,021


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.15%
Comcast UK Cable Partners Ltd. 11.20% 2007                                                           19,570                19,864
AT&T Corp. 6.50% 2006 (1) (4)                                                       Euro              8,950                12,048



TOTAL BONDS & NOTES (cost: $226,029,000)                                                                                  247,032





SHORT-TERM SECURITIES - 3.82%

CORPORATE SHORT-TERM NOTES  -  3.15%
CAFCO, LLC 1.07%-1.09% due 1/22-1/28/2004 (1)                                                  $     79,700                79,641
Coca-Cola Co. 1.01%-1.03% due 1/26-3/5/2004                                                          72,000                71,918
Park Avenue Receivables Corp. 1.08%-1.09% due 1/9-1/29/2004 (1)                                      60,999                60,971
Procter & Gamble Co. 1.02%-1.05% due 1/9-2/9/2004 (1)                                                55,000                54,959
Pfizer Inc 1.02%-1.03% due 1/16-1/28/2004 (1)                                                        54,200                54,170
Receivables Capital Corp. 1.07%-1.08% due 1/20-2/3/2004 (1)                                          50,000                49,958
Edison Asset Securitization LLC 1.07%-1.08% due 1/8-2/17/2004 (1)                                    49,100                49,044
Preferred Receivables Funding Corp. 1.08% due 1/29-2/5/2004 (1)                                      47,611                47,568
E.I. DuPont de Nemours & Co. 1.04%-1.05% due 1/23-1/27/2004                                          45,000                44,966
BellSouth Corp. 1.01%-1.03% due 1/7-1/21/2004 (1)                                                    35,200                35,187
Netjets Inc. 1.06%-1.07% due 1/12-2/10/2004 (1)                                                      33,600                33,575
Verizon Network Funding Corp. 1.02%-1.03% due 1/22-2/11/2004                                         25,000                24,979
Merck & Co. Inc. 1.01% due 1/20/2004                                                                 21,018                21,006
Caterpillar Financial Serivces Corp. 1.01% due 3/4/2004                                              20,000                19,964
Harley-Davidson Funding Corp. 1.01%-1.05% due 1/2-1/15/2004 (1)                                      14,500                14,496
Johnson Controls Inc. 0.94% due 1/2/2004 (1)                                                          5,000                 5,000


U.S. TREASURIES  -  0.34%
U.S. Treasury Bills 0.87%-0.93% due 2/12-2/19/2004                                                   72,100                72,026


CERTIFICATES OF DEPOSIT  -  0.18%
Wells Fargo & Co. 1.04%-1.07% due 1/9-1/13/2004                                                      38,000                38,000


FEDERAL AGENCY DISCOUNT NOTES  -  0.15%
International Bank for Reconstruction and Development 1.01% due 2/6/2004                             26,100                26,073
Student Loan Marketing Assn. 1.00% due 1/13/2004                                                      5,300                 5,298



TOTAL SHORT-TERM SECURITIES (cost: $808,795,000)                                                                          808,799


TOTAL INVESTMENT SECURITIES (cost: $17,906,929,000)                                                                    21,163,138
OTHER ASSETS LESS LIABILITIES                                                                                              20,899

NET ASSETS                                                                                                            $21,184,037

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Security did not produce income during the last 12 months.
(4) Coupon rate may change periodically.
(5) The fund owns 5.07% of the outstanding voting securities of Temple-Inland Inc., and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(6) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts

See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES         (dollars and shares in thousands,
at December 31, 2003                                except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $17,786,564)                                                    $20,990,795
  Affiliated issuers (cost: $120,365)                                                             172,343          $21,163,138
 Cash                                                                                                                      184
 Receivables for:
  Sales of investments                                                                             10,918
  Sales of fund's shares                                                                           28,061
  Dividends and interest                                                                           39,234               78,213
                                                                                                                    21,241,535
LIABILITIES:
 Payables for:
  Purchases of investments                                                                         12,832
  Repurchases of fund's shares                                                                     32,289
  Investment advisory services                                                                      4,711
  Services provided by affiliates                                                                   6,294
  Deferred Directors' compensation                                                                  1,145
  Other fees and expenses                                                                             227               57,498
NET ASSETS AT DECEMBER 31, 2003                                                                                    $21,184,037

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                        $19,291,562
 Undistributed net investment income                                                                                    65,000
 Accumulated net realized loss                                                                                      (1,429,024)
 Net unrealized appreciation                                                                                         3,256,499
NET ASSETS AT DECEMBER 31, 2003                                                                                    $21,184,037

TOTAL AUTHORIZED CAPITAL STOCK - 1,000,000 SHARES, $1.00 PAR VALUE

                                                                                                            Net asset
                                                           Net assets         Shares outstanding      value per share
                                                                                                                  (1)
Class A                                                    $19,211,574                   665,890               $28.85
Class B                                                        836,257                    29,039                28.80
Class C                                                        413,527                    14,371                28.78
Class F                                                        310,658                    10,771                28.84
Class 529-A                                                     88,073                     3,054                28.84
Class 529-B                                                     18,648                       647                28.83
Class 529-C                                                     26,786                       929                28.83
Class 529-E                                                      4,447                       154                28.83
Class 529-F                                                      1,116                        39                28.82
Class R-1                                                        2,122                        74                28.79
Class R-2                                                       45,068                     1,566                28.77
Class R-3                                                       65,698                     2,280                28.82
Class R-4                                                       47,539                     1,649                28.83
Class R-5                                                      112,524                     3,899                28.86
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $30.61 and
    $30.60, respectively.


See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended December 31, 2003                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $8,769; also includes
            $3,485 from affiliates)                                                               $409,558
  Interest                                                                                          73,821             $483,379

 Fees and expenses:
  Investment advisory services                                                                      48,382
  Distribution services                                                                             50,115
  Transfer agent services                                                                           20,126
  Administrative services                                                                            1,703
  Reports to shareholders                                                                              678
  Registration statement and prospectus                                                                341
  Postage, stationery and supplies                                                                   2,172
  Directors' compensation                                                                              354
  Auditing and legal                                                                                    84
  Custodian                                                                                          1,002
  State and local taxes                                                                                  1
  Other                                                                                                187
  Total expenses before reimbursement                                                              125,145
   Reimbursement of expenses                                                                           126              125,019
 Net investment income                                                                                                  358,360

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
  Investments                                                                                     (602,732)
  Non-U.S. currency transactions                                                                      (764)            (603,496)
 Net unrealized appreciation on:
  Investments                                                                                    5,356,632
  Non-U.S. currency translations                                                                        51            5,356,683
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                              4,753,187
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                     $5,111,547



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                        Year ended December 31
                                                                                                       2003                 2002
OPERATIONS:
 Net investment income                                                                             $358,360             $306,427
 Net realized loss on investments and
  non-U.S. currency transactions                                                                   (603,496)            (425,234)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                               5,356,683           (3,522,999)
  Net increase (decrease) in net assets
   resulting from operations                                                                      5,111,547           (3,641,806)

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                          (283,809)            (362,738)

CAPITAL SHARE TRANSACTIONS                                                                          (69,713)              90,287

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           4,758,025           (3,914,257)

NET ASSETS:
 Beginning of year                                                                               16,426,012           20,340,269
 End of year (including
  undistributed (distributions in excess of)
  net investment income: $65,000 and $(19,176),
  respectively)                                                                                 $21,184,037          $16,426,012



See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      SHARE CLASS       INITIAL SALES CHARGE CONTINGENT DEFERRED SALES         CONVERSION FEATURE
                                               CHARGE UPON REDEMPTION
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                              initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to zero for      Classes B and 529-B
                                               redemptions within six years      convert to classes A and
                                               of purchase                       529-A, respectively,
                                                                                 after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.


2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; scheduled interest payments not received; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of December 31, 2003, the cost of investment securities for federal income tax purposes was $17,921,825,000.

During the year ended December 31, 2003, the fund reclassified $9,625,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                      $  66,238
Loss deferrals related to non-U.S. currency that were realized during the
  period November 1, 2003 through December 31, 2003                                                              (93)
Short-term and long-term capital loss deferrals                                                           (1,414,128)
Gross unrealized appreciation on investment securities                                                      4,287,323
Gross unrealized depreciation on investment securities                                                    (1,046,010)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $95,779,000, $577,387,000 and $740,962,000 expiring in 2009,
2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

                                                                                                YEAR ENDED DECEMBER 31
Share class                                                                      2003                                    2002(1)
Class A                                                                       $ 267,613                                $ 345,886
Class B                                                                           6,070                                    8,215
Class C                                                                           2,626                                    3,168
Class F                                                                           3,841                                    3,838
Class 529-A                                                                         962                                      482
Class 529-B                                                                          89                                       64
Class 529-C                                                                         127                                       90
Class 529-E                                                                          35                                       15
Class 529-F                                                                           8                                        2
Class R-1                                                                             7                                        1
Class R-2                                                                           213                                       49
Class R-3                                                                           477                                       78
Class R-4                                                                           415                                       43
Class R-5                                                                         1,326                                      807
Total                                                                         $ 283,809                                $ 362,738


(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.246% on such assets in excess of $27 billion. For the year ended December 31, 2003, the investment advisory services fee was $48,382,000, which was equivalent to an annualized rate of 0.275% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         SHARE CLASS                                       CURRENTLY APPROVED LIMITS            PLAN LIMITS
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, and R-3, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended December 31, 2003, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           SHARE CLASS    DISTRIBUTION    TRANSFER AGENT                     ADMINISTRATIVE SERVICES
                            SERVICES         SERVICES
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          TRANSFER AGENT      COMMONWEALTH OF
                                                             ADMINISTRATIVE        SERVICES             VIRGINIA
                                                                SERVICES                         SERVICES ADMINISTRATIVE
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $38,778          $19,207        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          6,809             919          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          3,117          Included             $467                135            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           594           Included              357                 40            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          62           Included              87                  11                 $ 58
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         123           Included              18                  8                   12
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         173           Included              26                  8                   17
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          14           Included               4                  1                    1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          1            Included               1                 -*                    3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           9            Included               1                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          182           Included              40                 177            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          190           Included              59                  57            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           63           Included              38                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              70                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $50,115          $20,126            $1,168              $444                 $91
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $188,000 in current fees (either paid in cash or deferred) and a net increase of $166,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                     Reinvestments of dividends
Share class                                                              Sales(1)                         and distributions
                                                                Amount            Shares               Amount           Shares
Year ended December 31, 2003
Class A                                                    $ 1,760,807            73,050            $ 252,281           10,556
Class B                                                        106,466             4,450                5,861              248
Class C                                                        103,912             4,277                2,524              106
Class F                                                        105,565             4,359                3,347              139
Class 529-A                                                     32,444             1,333                  962               40
Class 529-B                                                      7,209               297                   89                4
Class 529-C                                                     11,156               458                  127                5
Class 529-E                                                      2,001                83                   35                1
Class 529-F                                                        730                30                    8               -*
Class R-1                                                        2,361                97                    7               -*
Class R-2                                                       37,622             1,581                  213                9
Class R-3                                                       57,216             2,436                  461               19
Class R-4                                                       35,621             1,487                  415               17
Class R-5                                                       42,345             1,675                1,097               45
Total net increase
   (decrease)                                              $ 2,305,455            95,613            $ 267,427           11,189

Year ended December 31, 2002(2)
Class A                                                    $ 2,510,082            99,589            $ 325,159           13,445
Class B                                                        196,132             7,724                7,923              335
Class C                                                        161,418             6,407                3,050              130
Class F                                                        135,377             5,446                3,355              141
Class 529-A                                                     44,610             1,774                  482               21
Class 529-B                                                      9,031               362                   64                3
Class 529-C                                                     12,734               508                   90                4
Class 529-E                                                      1,753                72                   15                1
Class 529-F                                                        227                10                    2               -*
Class R-1                                                          179                 8                    1               -*
Class R-2                                                        8,884               402                   49                2
Class R-3                                                       14,900               674                   78                3
Class R-4                                                        7,251               326                   43                2
Class R-5                                                       69,699             2,695                  607               27
Total net increase
   (decrease)                                              $ 3,172,277           125,997            $ 340,918           14,114




Share class                                                          Repurchases(1)                      Net (decrease) increase
                                                                 Amount            Shares               Amount             Shares
Year ended December 31, 2003
Class A                                                    $ (2,408,135)         (101,674)          $ (395,047)           (18,068)
Class B                                                         (82,223)           (3,502)              30,104              1,196
Class C                                                         (46,686)           (1,989)              59,750              2,394
Class F                                                         (68,012)           (2,847)              40,900              1,651
Class 529-A                                                      (1,893)              (78)              31,513              1,295
Class 529-B                                                        (373)              (15)               6,925                286
Class 529-C                                                        (881)              (35)              10,402                428
Class 529-E                                                         (81)               (3)               1,955                 81
Class 529-F                                                         (29)               (1)                 709                 29
Class R-1                                                          (760)              (31)               1,608                 66
Class R-2                                                        (8,100)             (342)              29,735              1,248
Class R-3                                                       (15,665)             (670)              42,012              1,785
Class R-4                                                        (4,201)             (174)              31,835              1,330
Class R-5                                                        (5,556)             (217)              37,886              1,503
Total net increase
   (decrease)                                              $ (2,642,595)         (111,578)           $ (69,713)            (4,776)

Year ended December 31, 2002(2)
Class A                                                    $ (3,217,263)         (133,389)          $ (382,022)           (20,355)
Class B                                                         (96,136)           (4,053)             107,919              4,006
Class C                                                         (46,109)           (1,969)             118,359              4,568
Class F                                                         (48,639)           (2,052)              90,093              3,535
Class 529-A                                                        (818)              (36)              44,274              1,759
Class 529-B                                                         (81)               (4)               9,014                361
Class 529-C                                                        (247)              (11)              12,577                501
Class 529-E                                                          (5)               -*                1,763                 73
Class 529-F                                                          -*                -*                  229                 10
Class R-1                                                            (2)               -*                  178                  8
Class R-2                                                        (1,911)              (86)               7,022                318
Class R-3                                                        (4,035)             (182)              10,943                495
Class R-4                                                          (188)               (9)               7,106                319
Class R-5                                                        (7,474)             (326)              62,832              2,396
Total net increase
   (decrease)                                              $ (3,422,908)         (142,117)            $ 90,287             (2,006)



* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of December 31, 2003, the total value of restricted securities was $603,538,000, which represented 2.85% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,266,791,000 and $5,506,954,000, respectively, during the year ended December 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2003, the custodian fee of $1,002,000 included $7,000 that was offset by this reduction, rather than paid in cash.



Financial Highlights  (1)


                                                                                  Income (loss) from investment operations(2)
                                                                                                           Net
                                                                   Net asset                       gains(losses)
                                                                     value,              Net      on securities   Total from
                                                                   beginning      investment     (both realized   investment
                                                                   of period          income     and unrealized)  operations
CLASS A:
 Year ended 12/31/2003                                               $22.23             $.50              $6.52        $7.02
 Year ended 12/31/2002                                                27.45              .42              (5.14)       (4.72)
 Year ended 12/31/2001                                                31.16              .40              (3.34)       (2.94)
 Year ended 12/31/2000                                                32.59              .42                .90         1.32
 Year ended 12/31/1999                                                28.92              .41               6.45         6.86
CLASS B:
 Year ended 12/31/2003                                                22.19              .31               6.51         6.82
 Year ended 12/31/2002                                                27.40              .23              (5.14)       (4.91)
 Year ended 12/31/2001                                                31.12              .18              (3.34)       (3.16)
 Period from 3/15/2000 to 12/31/2000                                  31.93              .15               1.02         1.17
CLASS C:
 Year ended 12/31/2003                                                22.17              .30               6.51         6.81
 Year ended 12/31/2002                                                27.39              .21              (5.14)       (4.93)
 Period from 3/15/2001 to 12/31/2001                                  28.52              .11              (1.13)       (1.02)
CLASS F:
 Year ended 12/31/2003                                                22.22              .49               6.52         7.01
 Year ended 12/31/2002                                                27.44              .40              (5.14)       (4.74)
 Period from 3/15/2001 to 12/31/2001                                  28.56              .28              (1.12)        (.84)
CLASS 529-A:
 Year ended 12/31/2003                                                22.22              .50               6.52         7.02
 Period from 2/15/2002 to 12/31/2002                                  26.71              .33              (4.34)       (4.01)
CLASS 529-B:
 Year ended 12/31/2003                                                22.22              .27               6.52         6.79
 Period from 2/19/2002 to 12/31/2002                                  26.27              .16              (3.91)       (3.75)
CLASS 529-C:
 Year ended 12/31/2003                                                22.22              .27               6.52         6.79
 Period from 2/15/2002 to 12/31/2002                                  26.71              .16              (4.34)       (4.18)
CLASS 529-E:
 Year ended 12/31/2003                                                22.21              .40               6.52         6.92
 Period from 3/7/2002 to 12/31/2002                                   28.13              .26              (5.85)       (5.59)
CLASS 529-F:
 Year ended 12/31/2003                                                22.22              .45               6.52         6.97
 Period from 9/23/2002 to 12/31/2002                                  21.22              .12               1.08         1.20
CLASS R-1:
 Year ended 12/31/2003                                                22.19              .27               6.54         6.81
 Period from 6/19/2002 to 12/31/2002                                  26.04              .13              (3.75)       (3.62)
CLASS R-2:
 Year ended 12/31/2003                                                22.18              .30               6.51         6.81
 Period from 5/21/2002 to 12/31/2002                                  27.39              .14              (5.13)       (4.99)
CLASS R-3:
 Year ended 12/31/2003                                                22.21              .40               6.52         6.92
 Period from 6/4/2002 to 12/31/2002                                   26.66              .18              (4.38)       (4.20)
CLASS R-4:
 Year ended 12/31/2003                                                22.21              .48               6.53         7.01
 Period from 7/25/2002 to 12/31/2002                                  21.75              .22                .55          .77
CLASS R-5:
 Year ended 12/31/2003                                                22.23              .56               6.53         7.09
 Period from 5/15/2002 to 12/31/2002                                  27.62              .28              (5.34)       (5.06)


                                                                           Dividends and distributions

                                                                    Dividends
                                                                    (from net   Distributions             Total    Net asset
                                                                   investment   (from capital     dividends and   value, end
                                                                       income)         gains)     distributions    of period
CLASS A:
 Year ended 12/31/2003                                                  $(.40)           $-              $(.40)      $28.85
 Year ended 12/31/2002                                                   (.50)            -               (.50)       22.23
 Year ended 12/31/2001                                                   (.40)         (.37)              (.77)       27.45
 Year ended 12/31/2000                                                   (.40)        (2.35)             (2.75)       31.16
 Year ended 12/31/1999                                                   (.40)        (2.79)             (3.19)       32.59
CLASS B:
 Year ended 12/31/2003                                                   (.21)            -               (.21)       28.80
 Year ended 12/31/2002                                                   (.30)            -               (.30)       22.19
 Year ended 12/31/2001                                                   (.19)         (.37)              (.56)       27.40
 Period from 3/15/2000 to 12/31/2000                                     (.13)        (1.85)             (1.98)       31.12
CLASS C:
 Year ended 12/31/2003                                                   (.20)            -               (.20)       28.78
 Year ended 12/31/2002                                                   (.29)            -               (.29)       22.17
 Period from 3/15/2001 to 12/31/2001                                     (.11)            -               (.11)       27.39
CLASS F:
 Year ended 12/31/2003                                                   (.39)            -               (.39)       28.84
 Year ended 12/31/2002                                                   (.48)            -               (.48)       22.22
 Period from 3/15/2001 to 12/31/2001                                     (.28)            -               (.28)       27.44
CLASS 529-A:
 Year ended 12/31/2003                                                   (.40)            -               (.40)       28.84
 Period from 2/15/2002 to 12/31/2002                                     (.48)            -               (.48)       22.22
CLASS 529-B:
 Year ended 12/31/2003                                                   (.18)            -               (.18)       28.83
 Period from 2/19/2002 to 12/31/2002                                     (.30)            -               (.30)       22.22
CLASS 529-C:
 Year ended 12/31/2003                                                   (.18)            -               (.18)       28.83
 Period from 2/15/2002 to 12/31/2002                                     (.31)            -               (.31)       22.22
CLASS 529-E:
 Year ended 12/31/2003                                                   (.30)            -               (.30)       28.83
 Period from 3/7/2002 to 12/31/2002                                      (.33)            -               (.33)       22.21
CLASS 529-F:
 Year ended 12/31/2003                                                   (.37)            -               (.37)       28.82
 Period from 9/23/2002 to 12/31/2002                                     (.20)            -               (.20)       22.22
CLASS R-1:
 Year ended 12/31/2003                                                   (.21)            -               (.21)       28.79
 Period from 6/19/2002 to 12/31/2002                                     (.23)            -               (.23)       22.19
CLASS R-2:
 Year ended 12/31/2003                                                   (.22)            -               (.22)       28.77
 Period from 5/21/2002 to 12/31/2002                                     (.22)            -               (.22)       22.18
CLASS R-3:
 Year ended 12/31/2003                                                   (.31)            -               (.31)       28.82
 Period from 6/4/2002 to 12/31/2002                                      (.25)            -               (.25)       22.21
CLASS R-4:
 Year ended 12/31/2003                                                   (.39)            -               (.39)       28.83
 Period from 7/25/2002 to 12/31/2002                                     (.31)            -               (.31)       22.21
CLASS R-5:
 Year ended 12/31/2003                                                   (.46)            -               (.46)       28.86
 Period from 5/15/2002 to 12/31/2002                                     (.33)            -               (.33)       22.23



                                                                                                      Ratio of        Ratio of
                                                                                 Net assets,          expenses      net income
                                                                        Total  end of period        to average      to average
                                                                     return(3)  (in millions)       net assets      net assets
CLASS A:
 Year ended 12/31/2003                                                 31.96%        $19,212              .66%           2.08%
 Year ended 12/31/2002                                                 (17.34)        15,201               .67            1.68
 Year ended 12/31/2001                                                  (9.55)        19,331               .65            1.41
 Year ended 12/31/2000                                                   4.27         19,872               .64            1.28
 Year ended 12/31/1999                                                  24.58         16,603               .63            1.33
CLASS B:
 Year ended 12/31/2003                                                  30.97            836              1.44            1.30
 Year ended 12/31/2002                                                 (17.97)           618              1.45             .91
 Year ended 12/31/2001                                                 (10.24)           653              1.42             .64
 Period from 3/15/2000 to 12/31/2000                                     3.73            299              1.39  (5)        .53 (5)
CLASS C:
 Year ended 12/31/2003                                                  30.93            413              1.50            1.23
 Year ended 12/31/2002                                                 (18.06)           266              1.50             .86
 Period from 3/15/2001 to 12/31/2001                                    (3.60)           203              1.55  (5)        .49 (5)
CLASS F:
 Year ended 12/31/2003                                                  31.92            311               .71            2.02
 Year ended 12/31/2002                                                 (17.38)           203               .72            1.65
 Period from 3/15/2001 to 12/31/2001                                    (2.97)           153               .74  (5)       1.31 (5)
CLASS 529-A:
 Year ended 12/31/2003                                                  31.99             88               .68            2.03
 Period from 2/15/2002 to 12/31/2002                                   (15.16)            39               .76  (5)       1.64 (5)
CLASS 529-B:
 Year ended 12/31/2003                                                  30.74             19              1.61            1.10
 Period from 2/19/2002 to 12/31/2002                                   (14.35)             8              1.62  (5)        .77 (5)
CLASS 529-C:
 Year ended 12/31/2003                                                  30.75             27              1.60            1.11
 Period from 2/15/2002 to 12/31/2002                                   (15.74)            11              1.60  (5)        .79 (5)
CLASS 529-E:
 Year ended 12/31/2003                                                  31.42              4              1.08            1.61
 Period from 3/7/2002 to 12/31/2002                                    (19.92)             2              1.07  (5)       1.35 (5)
CLASS 529-F:
 Year ended 12/31/2003                                                  31.72              1               .82            1.81
 Period from 9/23/2002 to 12/31/2002                                     5.65              - (4)           .22             .51
CLASS R-1:
 Year ended 12/31/2003                                                  30.90              2              1.50  (6)       1.08
 Period from 6/19/2002 to 12/31/2002                                   (13.91)             - (4)          1.50 (5,6)      1.11 (5)
CLASS R-2:
 Year ended 12/31/2003                                                  30.93             45              1.46  (6)       1.19
 Period from 5/21/2002 to 12/31/2002                                   (18.22)             7              1.46 (5,6)      1.05 (5)
CLASS R-3:
 Year ended 12/31/2003                                                  31.45             66              1.08  (6)       1.60
 Period from 6/4/2002 to 12/31/2002                                    (15.75)            11              1.08 (5,6)      1.41 (5)
CLASS R-4:
 Year ended 12/31/2003                                                  31.91             48               .71            1.94
 Period from 7/25/2002 to 12/31/2002                                     3.51              7               .32  (6)        .96
CLASS R-5:
 Year ended 12/31/2003                                                  32.34            112               .39            2.30
 Period from 5/15/2002 to 12/31/2002                                   (18.34)            53               .40  (5)       1.91 (5)




                                                                                 YEAR ENDED DECEMBER 31
                                                              2003           2002         2001          2000         1999

Portfolio turnover rate for all classes of shares              31%            38%          29%           43%          46%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.70%, 1.94% and 1.10% for classes R-1, R-2 and R-3, respectively, during the year ended December 31, 2003, and 4.20%, 1.64%, 1.13% and .34% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended December 31, 2002.


INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FUNDAMENTAL INVESTORS, INC.:

We have audited the accompanying statement of assets and liabilities of Fundamental Investors, Inc. (the "Fund"), including the investment portfolio, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fundamental Investors, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Los Angeles, California
February 5, 2004


TAX INFORMATION (UNAUDITED)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during the year. For purposes of computing the dividends eligible for reduced tax rates, 98% of the dividends paid by the fund from net investment income are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 90% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 0.17% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.